1933 Act Registration No. 333-13331
                                       1940 Act File No. 811-07823

               SECURITIES AND EXCHANGE COMMISSION
                    Washington, D. C.  20549

                            FORM N-1A

                  REGISTRATION STATEMENT UNDER

                   THE SECURITIES ACT OF 1933            [X]
                  Pre-Effective Amendment No. 1          [X]
                               and
                  REGISTRATION STATEMENT UNDER
              THE INVESTMENT COMPANY ACT OF 1940         [X]
                        Amendment No. 1                  [X]

                    STEIN ROE INSTITUTIONAL TRUST
                             Registrant

         One South Wacker Drive, Chicago, Illinois  60606
               Telephone Number:  1-800-338-2550

    Jilaine Hummel Bauer            Cameron S. Avery
    Executive Vice-President        Bell, Boyd & Lloyd
       & Secretary                  Three First National Plaza
    Stein Roe Institutional Trust   Suite 3300
    One South Wacker Drive          70 W. Madison Street
    Chicago, Illinois  60606        Chicago, Illinois  60602
                     (Agents for Service)

It is proposed that this filing will become effective (check appropriate box):

[ ]  immediately upon filing pursuant to paragraph (b)
[X]  on January 1, 1997 pursuant to paragraph (b)
[ ]  60 days after filing pursuant to paragraph (a)(1)
[ ]  on (date) pursuant to paragraph (a)(1)
[ ]  75 days after filing pursuant to paragraph (a)(2)
[ ]  on (date) pursuant to paragraph (a)(2) of rule 485

Registrant has previously elected to register pursuant to Rule 24f-2 an indefinite number of shares of beneficial interest of the series Stein Roe Institutional High Yield Fund.

This Registration Statement has also been signed by SR&F Base Trust as it relates to Stein Roe Institutional High Yield Fund.

                     STEIN ROE INSTITUTIONAL TRUST
                         CROSS REFERENCE SHEET

ITEM
NO.    CAPTION
-----  -------
                         PART A (PROSPECTUS)
1      Front cover
2      Fee Table; Summary
3 (a)  Inapplicable
  (b)  Inapplicable
  (c)  Investment Return
  (d)  Inapplicable
4 Organization and Description of Shares; The Fund; Investment Policies; Investment Restrictions; Risks
       and Investment Considerations; Portfolio Investments and Strategies; Summary--Investment Risks
5 (a)  Management--Trustees and Investment Adviser
  (b)  Management--Trustees and Investment Adviser, Fees and
       Expenses
  (c)  Management--Portfolio Managers
  (d)  Inapplicable
  (e)  Management--Transfer Agent
  (f)  Management--Fees and Expenses
  (g)  Inapplicable
5A     Inapplicable
6 (a) Organization and Description of Shares; see statement of additional information: General Information and History
  (b)  Inapplicable
  (c)  Organization and Description of Shares
  (d)  Organization and Description of Shares
  (e)  For More Information
  (f)  Distributions and Income Taxes
  (g)  Distributions and Income Taxes
  (h)  Special Considerations Regarding Master Fund/Feeder Fund
       Structure
7      How to Purchase Shares
  (a)  Management--Distributor
  (b)  How to Purchase Shares; Net Asset Value
  (c)  How to Purchase Shares
  (d)  How to Purchase Shares
  (e)  Inapplicable
  (f)  Inapplicable
8 (a)  How to Redeem Shares
  (b)  How to Redeem Shares
  (c)  Inappicable
  (d)  How to Redeem Shares
9      Inapplicable

            PART B  (STATEMENT OF ADDITIONAL INFORMATION)
10     Cover page
11     Table of Contents
12     General Information and History
13 Investment Policies; Portfolio Investments and Strategies; Investment Restrictions
14     Management
15(a)  Inapplicable
  (b)  Principal Shareholders
  (c)  Inapplicable
16(a)  Investment Advisory Services; Management; see prospectus:
       Management
  (b)  Investment Advisory Services
  (c)  Inapplicable
  (d)  Investment Advisory Services
  (e)  Inapplicable
  (f)  Inapplicable
  (g)  Inapplicable
  (h)  Custodian; Independent Auditors
  (i)  Transfer Agent
17(a)  Portfolio Transactions
  (b)  Inapplicable
  (c)  Portfolio Transactions
  (d)  Inapplicable
  (e)  Inapplicable
18     General Information and History
19(a) Purchases and Redemptions; see prospectus: How to Purchase Shares, How to Redeem Shares
  (b)  Purchases and Redemptions; see prospectus: Net Asset Value
  (c)  Purchases and Redemptions
20 Additional Income Tax Considerations; Portfolio Investments and Strategies--Taxation of Options and Futures
21(a)  Distributor
  (b)  Inapplicable
  (c)  Inapplicable
22     Investment Performance
23     Balance Sheet

                              PART C
24     Financial Statements and Exhibits
25     Persons Controlled By or Under Common Control with
       Registrant
26     Number of Holders of Securities
27     Indemnification
28     Business and Other Connections of Investment Adviser
29     Principal Underwriters
30     Location of Accounts and Records
31     Management Services
32     Undertakings

                            [STEIN ROE MUTUAL FUNDS LOGO]

PROSPECTUS


STEIN ROE INSTITUTIONAL HIGH YIELD FUND
Institutional High Yield Fund seeks total return by investing for a high level of current income and capital growth. Institutional High Yield Fund seeks to achieve its objective by investing all of its net investable assets in shares of SR&F High Yield Portfolio, a portfolio of SR&F Base Trust that has the same investment objective and substantially the same investment policies as Institutional High Yield Fund. High Yield Portfolio invests primarily in high-yield, high-risk medium- and lower-quality debt securities. LOWER-QUALITY SECURITIES, COMMONLY KNOWN AS "JUNK BONDS," ARE SUBJECT TO A GREATER RISK WITH REGARD TO PAYMENT OF INTEREST AND RETURN OF PRINCIPAL THAN HIGHER-RATED BONDS. INVESTORS SHOULD CAREFULLY CONSIDER THE RISKS ASSOCIATED WITH JUNK BONDS BEFORE INVESTING. (SEE INVESTMENT POLICIES, RISKS AND INVESTMENT CONSIDERATIONS, SPECIAL CONSIDERATIONS REGARDING MASTER FUND/FEEDER FUND STRUCTURE, AND APPENDIX.)


Institutional High Yield Fund is a "no-load" fund. There are no sales or redemption charges, and the Fund has no 12b-1 plan. Institutional High Yield Fund is a series of the Stein Roe Institutional Trust and High Yield Portfolio is a series of SR&F Base Trust. Each Trust is a diversified open-end management investment company.


Shares of Institutional High Yield Fund are available primarily through Intermediaries who provide accounting, recordkeeping, and other services to investors and who hold Fund shares in omnibus accounts for their clients. (See How to Purchase Shares.)


This prospectus contains information you should know before investing in Institutional High Yield Fund. Please read it carefully and retain it for future reference.


A Statement of Additional Information dated January 1, 1997, containing more detailed information, has been filed with the Securities and Exchange Commission and (together with any supplements thereto) is incorporated herein by reference. The Statement of Additional Information may be obtained without charge by writing to Stein Roe Funds, Suite 3200, One South Wacker Drive, Chicago, Illinois 60606, or by calling Stein Roe Advisor and Dealer Services at 800-322-0593.


THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


The date of this prospectus is January 1, 1997.


                       TABLE OF CONTENTS


                                       Page
Summary.................................2
Fee Table ..............................3
The Fund................................4
Investment Policies.....................4
Portfolio Investments and Strategies....6
Investment Restrictions ................9
Risks and Investment Considerations ...10
How to Purchase Shares.................11
How to Redeem Shares ..................12
Net Asset Value .......................12
Distributions and Income Taxes.........13
Investment Return......................13
Management ............................14
Organization and Description of Shares.15
Special Considerations Regarding the
  Master Fund/Feeder Fund Structure....16
For More Information ..................18
Appendix...............................18


                           SUMMARY


Stein Roe Institutional High Yield Fund ("Institutional High Yield Fund") is a series of the Stein Roe Institutional Trust, an open-end diversified management investment company organized as a Massachusetts business trust. Institutional High Yield Fund offers institutional investors the advantage of a "no-load" fund, with Stein Roe & Farnham Incorporated and its affiliates providing customized services as investment adviser, administrator, transfer agent, and distributor. (See The Fund and Organization and Description of Shares.) This prospectus is not a solicitation in any jurisdiction in which shares of Institutional High Yield Fund are not qualified for sale.

INVESTMENT OBJECTIVES AND POLICIES. Institutional High Yield Fund invests all of its net investable assets in SR&F High Yield Portfolio ("High Yield Portfolio"). High Yield Portfolio invests in a diversified portfolio of securities in accordance with the identical investment objective and substantially the same investment policies as those of Institutional High Yield Fund. High Yield Portfolio seeks total return by investing for a high level of current income and capital growth. High Yield Portfolio invests primarily in high-yield, high-risk medium- and lower-quality debt securities. Medium-quality debt securities, although considered investment grade, may have some speculative characteristics. Lower-quality debt securities are obligations of issuers that are considered predominantly speculative with respect to the issuer's capacity to pay interest and repay principal according to the terms of the obligation and, therefore, carry greater investment risk, including the possibility of issuer default and bankruptcy, and are commonly referred to as "junk bonds."


For a more detailed discussion of the investment objectives and policies, please see Investment Policies and Portfolio
Investments and Strategies. There is, of course, no assurance that Institutional High Yield Fund will achieve its investment objective.


INVESTMENT RISKS. The risks inherent in Institutional High Yield Fund depend primarily upon the term and quality of the obligations in the investment portfolio of High Yield Portfolio, as well as on market conditions. Interest rate fluctuations will affect the Fund's net asset value and, therefore, the total return from an investment in Institutional High Yield Fund. Interest rate fluctuations will affect income on variable rate securities and on securities purchased as other portfolio securities mature. Since yields on debt securities available for purchase vary over time, no specific yield on shares of Institutional High Yield Fund can be assured. Institutional High Yield Fund is designed for investors who can accept the heightened level of risk and principal fluctuation inherent in a portfolio that invests at least 65% of its assets in medium- and lower-quality debt securities. High Yield Portfolio may invest in foreign securities, which may entail a greater degree of risk than investing in securities of domestic issuers. Please see Investment Restrictions and Risks and Investment Considerations for further information.

PURCHASES AND REDEMPTIONS. Fund shares are available primarily through pension plan administrators, broker-dealers, or other intermediaries (each an "Intermediary"), who provide accounting, recordkeeping, and other services to investors and who hold Fund shares in omnibus accounts for their clients. For additional information on purchasing (buying) and redeeming (selling) shares, see How to Purchase Shares and How to Redeem Shares.

DISTRIBUTIONS. Dividends are declared each business day and are paid monthly. Dividends will be reinvested in additional shares of Institutional High Yield Fund unless the Intermediary holding the omnibus account elects to receive them in cash. (See
Distributions and Income Taxes.)


MANAGEMENT AND FEES. Stein Roe & Farnham Incorporated (the "Adviser") is investment adviser to High Yield Portfolio. In addition, it provides administrative services to Institutional High Yield Fund and High Yield Portfolio. For a description of the Adviser and its fees, see Management.

                        FEE TABLE


SHAREHOLDER TRANSACTION EXPENSES
Sales Load Imposed on Purchases.....................None
Sales Load Imposed on Reinvested Dividends..........None
Deferred Sales Load.................................None
Redemption Fees.....................................None
Exchange Fees.......................................None


ANNUAL FUND OPERATING EXPENSES (after fee
  waiver; as a percentage of average net assets)
Management and Administrative Fees
   (after fee waiver)...............................0.50%
12b-1 Fees..........................................None
Other Expenses......................................0.25%
                                                    -----
Total Fund Operating Expenses (after fee waiver)....0.75%
                                                    =====


EXAMPLE.
You would pay the following expenses on a $1,000 investment assuming (1) 5% annual return; and (2) redemption at the end of each time period:

                      1 year       3 years
                      ------       --------
                       $8            $24

The purpose of the Fee Table is to assist you in understanding the various costs and expenses that you will bear directly or indirectly as an investor in Institutional High Yield Fund. Because Institutional High Yield Fund has no operating history, the information in the table is based upon an estimate of expenses, assuming net assets of $50 million. The figures assume that the percentage amounts listed under Annual Fund Operating Expenses remain the same during each of the periods and that all income dividends and capital gain distributions are reinvested in additional Fund shares.


From time to time, the Adviser may voluntarily waive a portion of its fees payable by Institutional High Yield Fund and the Fund's pro rata share of the fees payable by High Yield Portfolio. The Adviser has agreed to voluntarily waive such fees to the extent the ordinary operating expenses of Institutional High Yield Fund exceed 0.75% of its annual average net assets. This commitment expires on October 31, 1999, subject to earlier termination by the Adviser on 30 days' notice to the Fund. Absent such expense undertaking, the estimated Management and Administrative Fees and Total Fund Operating Expenses would be 0.65% and 1.03%, respectively. Any such reimbursement will lower Institutional High Yield Fund's overall expense ratio and increase its overall return to investors. (Also see Management--Fees and Expenses.)


Institutional High Yield Fund pays the Adviser an administrative fee based on its average daily net assets and High Yield Portfolio pays the Adviser a management fee based on its average daily net assets. The Fee Table summarizes the expenses of both Institutional High Yield Fund and High Yield Portfolio. Fees and expenses are described under Management. Institutional High Yield Fund bears its proportionate share of Portfolio expenses. The Trustees of Institutional Trust have considered whether the annual operating expenses of Institutional High Yield Fund, including its proportionate share of the expenses of High Yield Portfolio, would be more or less than if Institutional High Yield Fund invested directly in the securities held by High Yield Portfolio, and concluded that Institutional High Yield Fund's expenses would not be materially greater in such case.


The figures in the Example are not necessarily indicative of past or future expenses, and actual expenses may be greater or less than those shown. Although information such as that shown in the Example and Fee Table is useful in reviewing Institutional High Yield Fund's expenses and in providing a basis for comparison with other mutual funds, it should not be used for comparison with other investments using different assumptions or time periods.


                          THE FUND

STEIN ROE INSTITUTIONAL HIGH YIELD FUND ("Institutional High Yield Fund") is a no-load, diversified "mutual fund." Institutional High Yield Fund does not impose commissions or charges when shares are purchased or redeemed. Institutional High Yield Fund is a series of the Stein Roe Institutional Trust ("Institutional Trust"), an open-end management investment company, which is authorized to issue shares of beneficial interest in separate series.

Stein Roe & Farnham Incorporated (the "Adviser") provides portfolio management services to High Yield Portfolio and administrative services to Institutional High Yield Fund and High Yield Portfolio.


Rather than invest in securities directly, Institutional High Yield Fund seeks to achieve its investment objective by using the "master fund/feeder fund" structure. Under that structure, Institutional High Yield Fund and other investment companies and/or institutional investors with the same investment objective invest their assets in another investment company having the same investment objective and substantially the same investment policies and restrictions as Institutional High Yield Fund. The purpose of such an arrangement is to achieve greater operational efficiencies and reduce costs. Institutional High Yield Fund invests all of its net investable assets in shares of SR&F High Yield Portfolio ("High Yield Portfolio"), which is a series of SR&F Base Trust ("Base Trust"). (See Special Considerations Regarding Master Fund/Feeder Fund Structure.)


                     INVESTMENT POLICIES

Institutional High Yield Fund and High Yield Portfolio each seek total return by investing for a high level of current income and capital growth. Further information on portfolio investments and strategies may be found under Portfolio Investments and Strategies in this prospectus and in the Statement of Additional Information. Institutional High Yield Fund seeks to achieve its objective by investing all of its assets in High Yield Portfolio. The investment policies of High Yield Portfolio are substantially identical to those of Institutional High Yield Fund.

High Yield Portfolio invests principally in high-yield, high-risk medium- and lower-quality debt securities. The medium- and lower-quality debt securities in which High Yield Portfolio will invest normally offer a current yield or yield to maturity that is significantly higher than the yield from securities rated in the three highest categories assigned by rating services such as Standard & Poor's Corporation ("S&P") and by Moody's Investors Service, Inc. ("Moody's").


Under normal circumstances, at least 65% of High Yield Portfolio's assets will be invested in high-yield, high-risk medium- and lower-quality debt securities rated lower than Baa by Moody's or lower than BBB by S&P, or equivalent ratings as determined by other rating agencies, or unrated securities that the Adviser determines to be of comparable quality. Medium-quality debt securities, although considered investment grade, have some speculative characteristics. Lower-quality debt securities are obligations of issuers that are considered predominantly speculative with respect to the issuer's capacity to pay interest and repay principal according to the terms of the obligation and, therefore, carry greater investment risk, including the possibility of issuer default and bankruptcy, and are commonly referred to as "junk bonds." Some issuers of debt securities choose not to have their securities rated by a rating service, and High Yield Portfolio may invest in unrated securities that the Adviser has researched thoroughly and believes are suitable for investment. High Yield Portfolio may invest in debt obligations that are in default, but such obligations are not expected to exceed 10% of High Yield Portfolio's assets.


High Yield Portfolio may invest up to 35% of its total assets in other securities including, but not limited to, pay-in-kind bonds, securities issued in private placements, bank loans, zero coupon bonds, foreign securities, convertible securities, futures, and options. High Yield Portfolio may also invest in higher-quality debt securities. Under normal market conditions, however, High Yield Portfolio is unlikely to emphasize higher-quality debt securities since generally they offer lower yields than medium- and lower-quality debt securities with similar maturities. High Yield Portfolio may also invest in common stocks and securities that are convertible into common stocks, such as warrants.


Investment in medium- or lower-quality debt securities involves greater investment risk, including the possibility of issuer default or bankruptcy. High Yield Portfolio seeks to reduce investment risk through diversification, credit analysis, and evaluation of developments in both the economy and financial markets.

An economic downturn could severely disrupt the high-yield market and adversely affect the value of outstanding bonds and the ability of the issuers to repay principal and interest. In addition, lower-quality bonds are less sensitive to interest rate changes than higher-quality instruments (see Risks and Investment Considerations) and generally are more sensitive to adverse economic changes or individual corporate developments. During a period of adverse economic changes, including a period of rising interest rates, issuers of such bonds may experience difficulty in servicing their principal and interest payment obligations.


Achievement of the investment objective will be more dependent on the Adviser's credit analysis than would be the case if High Yield Portfolio were investing in higher-quality debt securities. Since the ratings of rating services (which evaluate the safety of principal and interest payments, not market risks) are used only as preliminary indicators of investment quality, the Adviser employs its own credit research and analysis, from which it has developed a proprietary credit rating system based upon comparative credit analyses of issuers within the same industry. These analyses may take into consideration such quantitative factors as an issuer's present and potential liquidity, profitability, internal capability to generate funds, debt/equity ratio and debt servicing capabilities, and such qualitative factors as an assessment of management, industry characteristics, accounting methodology, and foreign business exposure.


Lower-quality debt securities are obligations of issuers that are considered predominantly speculative with respect to the issuer's capacity to pay interest and repay principal according to the terms of the obligation and, therefore, carry greater investment risk, including the possibility of issuer default and bankruptcy, and are commonly referred to as "junk bonds." The lowest rating assigned by Moody's is for bonds that can be regarded as having extremely poor prospects of ever attaining any real investment standing.


Medium- and lower-quality debt securities tend to be less marketable than higher-quality debt securities because the market for them is less broad. The market for unrated debt securities is even narrower. During periods of thin trading in these markets, the spread between bid and asked prices is likely to increase significantly, and High Yield Portfolio may have greater difficulty selling its portfolio securities. (See Net Asset Value.) The market value of these securities and their liquidity may be affected by adverse publicity and investor perceptions.

           PORTFOLIO INVESTMENTS AND STRATEGIES



FOREIGN SECURITIES. High Yield Portfolio may invest in foreign securities, but will not invest in a foreign security if, as a result of such investment, more than 25% of its total assets would be invested in foreign securities. For purposes of this restriction, foreign debt securities do not include securities represented by American Depositary Receipts ("ADRs"), foreign debt securities denominated in U.S. dollars, or securities guaranteed by a U.S. person such as a corporation domiciled in the United States that is a parent or affiliate of the issuer of the securities being guaranteed. High Yield Portfolio may invest in sponsored or unsponsored ADRs. In addition to, or in lieu of, such direct investment, High Yield Portfolio may construct a synthetic foreign position by (a) purchasing a debt instrument denominated in one currency, generally U.S. dollars; and (b) concurrently entering into a forward contract to deliver a corresponding amount of that currency in exchange for a different currency on a future date and at a specified rate of exchange. Because of the availability of a variety of highly liquid U.S. dollar debt instruments, a synthetic foreign position utilizing such U.S. dollar instruments may offer greater liquidity than direct investment in foreign currency debt instruments. In connection with the purchase of foreign securities, High Yield Portfolio may contract to purchase an amount of foreign currency sufficient to pay the purchase price of the securities at the settlement date. (See Risks and Investment Considerations.)


DERIVATIVES. Consistent with its objective, High Yield Portfolio may invest in a broad array of financial instruments and securities, including conventional exchange-traded and non-exchange traded options, futures contracts, futures options, securities collateralized by underlying pools of mortgages or other receivables, and other instruments, the value of which is "derived" from the performance of an underlying asset or a "benchmark" such as a security index, an interest rate, or a currency ("Derivatives"). High Yield Portfolio does not expect to invest more than 5% of its net assets in any type of Derivative except: options, futures contracts, and futures options.

Derivatives are most often used to manage investment risk or to create an investment position indirectly because they are more efficient or less costly than direct investment. They also may be used in an effort to enhance portfolio returns.

The successful use of Derivatives depends on the Adviser's ability to correctly predict changes in the levels and directions of movements in security prices, interest rates and other market factors affecting the Derivative itself or the value of the underlying asset or benchmark. In addition, correlations in the performance of an underlying asset to a Derivative may not be well established. Finally, privately negotiated and over-the-counter Derivatives may not be as well regulated and may be less marketable than exchange-traded Derivatives. For additional information on Derivatives, please refer to the Statement of Additional Information.

MORTGAGE AND OTHER ASSET-BACKED DEBT SECURITIES. High Yield Portfolio may invest in securities secured by mortgages or other assets such as automobile or home improvement loans and credit card receivables. These instruments may be issued or guaranteed by the U.S. Government or by its agencies or instrumentalities or by private entities such as commercial, mortgage and investment banks and financial companies or financial subsidiaries of industrial companies.

Securities issued by GNMA represent an interest in a pool of mortgages insured by the Federal Housing Administration or the Farmers Home Administration, or guaranteed by the Veterans Administration. Securities issued by FNMA and FHLMC, U.S. Government-sponsored corporations, also represent an interest in a pool of mortgages.

The timely payment of principal and interest on GNMA securities is guaranteed by GNMA and backed by the full faith and credit of the U.S. Treasury. FNMA guarantees full and timely payment of interest and principal on FNMA securities. FHLMC guarantees timely payment of interest and ultimate collection of principal on FHLMC securities. FNMA and FHLMC securities are not backed by the full faith and credit of the U.S. Treasury.

Mortgage-backed debt securities, such as those issued by GNMA, FNMA, and FHLMC, are of the "modified pass-through type," which means the interest and principal payments on mortgages in the pool are "passed through" to investors. During periods of declining interest rates, there is increased likelihood that mortgages will be prepaid, with a resulting loss of the full-term benefit of any premium paid by High Yield Portfolio on purchase of such securities; in addition, the proceeds of prepayment would likely be invested at lower interest rates.

Mortgage-backed securities provide either a pro rata interest in underlying mortgages or an interest in collateralized mortgage obligations ("CMOs"), which represent a right to interest and/or principal payments from an underlying mortgage pool. CMOs are not guaranteed by either the U.S. Government or by its agencies or instrumentalities and are usually issued in multiple classes, each of which has different payment rights, pre-payment risks, and yield characteristics. Mortgage-backed securities involve the risk of pre-payment of the underlying mortgages at a faster or slower rate than the established schedule. Pre-payments generally increase with falling interest rates and decrease with rising rates, but they also are influenced by economic, social, and market factors. If mortgages are pre-paid during periods of declining interest rates, there would be a resulting loss of the full-term benefit of any premium paid by High Yield Portfolio on purchase of the CMO, and the proceeds of pre-payment would likely be invested at lower interest rates. High Yield Portfolio tends to invest in CMOs of classes known as planned amortization classes ("PACs") which have pre-payment protection features tending to make them less susceptible to price volatility.

Non-mortgage asset-backed securities usually have less pre-payment risk than mortgage-backed securities, but have the risk that the collateral will not be available to support payments on the underlying loans which finance payments on the securities themselves. Therefore, greater emphasis is placed on the credit quality of the security issuer and the guarantor, if any.

Asset-backed securities tend to experience greater price volatility than straight debt securities.

FLOATING RATE INSTRUMENTS. High Yield Portfolio may also invest in floating rate instruments which provide for periodic adjustments in coupon interest rates that are automatically reset based on changes in amount and direction of specified market interest rates. In addition, the adjusted duration of some of these instruments may be materially shorter than their stated maturities. To the extent such instruments are subject to lifetime or periodic interest rate caps or floors, such instruments may experience greater price volatility than debt instruments without such features. Adjusted duration is an inverse relationship between market price and interest rates and refers to the approximate percentage change in price for a 100 basis point change in yield. For example, if interest rates decrease by 100 basis points, a market price of a security with an adjusted duration of 2 would increase by approximately 2%. High Yield Portfolio does not intend to invest more than 5% of its net assets in floating rate instruments.

FUTURES AND OPTIONS. High Yield Portfolio may purchase and write both call options and put options on securities, indexes and foreign currencies, and enter into interest rate, index and foreign currency futures contracts. High Yield Portfolio may also write options on such futures contracts and purchase other types of forward or investment contracts linked to individual securities, indexes or other benchmarks, consistent with its investment objective, in order to provide additional revenue, or to hedge against changes in security prices, interest rates, or currency fluctuations. High Yield Portfolio may write a call or put option only if the option is covered. As the writer of a covered call option, High Yield Portfolio foregoes, during the option's life, the opportunity to profit from increases in market value of the security covering the call option above the sum of the premium and the exercise price of the call. There can be no assurance that a liquid market will exist when High Yield Portfolio seeks to close out a position. Because of low margin deposits required, the use of futures contracts involves a high degree of leverage, and may result in losses in excess of the amount of the margin deposit.


LENDING OF PORTFOLIO SECURITIES. Subject to certain restrictions, High Yield Portfolio may lend portfolio securities to broker-dealers and banks. Any such loan must be continuously secured by collateral in cash or cash equivalents maintained on a current basis in an amount at least equal to the market value of the securities loaned by High Yield Portfolio. High Yield Portfolio would continue to receive the equivalent of the interest or dividends paid by the issuer on the securities loaned, and would also receive an additional return that may be in the form of a fixed fee or a percentage of the collateral. High Yield Portfolio would have the right to call the loan and obtain the securities loaned at any time on notice of not more than five business days. In the event of bankruptcy or other default of the borrower, High Yield Portfolio could experience both delays in liquidating the loan collateral or recovering the loaned securities and losses including (a) possible decline in the value of the collateral or in the value of the securities loaned during the period while the Portfolio seeks to enforce its rights thereto; (b) possible subnormal levels of income and lack of access to income during this period; and (c) expenses of enforcing its rights.

WHEN-ISSUED AND DELAYED-DELIVERY SECURITIES; STANDBY COMMITMENTS. High Yield Portfolio's assets may include securities purchased on a when-issued or delayed-delivery basis. Although the payment and interest terms of these securities are established at the time the purchaser enters into the commitment, the securities may be delivered and paid for a month or more after the date of purchase, when their value may have changed. High Yield Portfolio makes such commitments only with the intention of actually acquiring the securities, but may sell the securities before settlement date if the Adviser deems it advisable for investment reasons. Securities purchased in this manner involve a risk of loss if the value of the security purchased declines before the settlement date.

When-issued or delayed-delivery securities may sometimes be purchased on a "dollar roll" basis, meaning that High Yield Portfolio will sell securities with a commitment to purchase similar, but not identical, securities at a future date. Generally, the securities are repurchased at a price lower than the sales price. Dollar roll transactions involve the risk of restrictions on the Portfolio's ability to repurchase the security if the counterparty becomes insolvent; an adverse change in the price of the security during the period of the roll or that the value of the security repurchased will be less than the security sold; and transaction costs exceeding the return earned by High Yield Portfolio on the sales proceeds of the dollar roll.

High Yield Portfolio may also invest in securities purchased on a standby commitment basis, which is a delayed-delivery agreement in which High Yield Portfolio binds itself to accept delivery of a security at the option of the other party to the agreement.

PIK AND ZERO COUPON BONDS. High Yield Portfolio may invest up to 20% of its total assets in zero coupon bonds and bonds the interest on which is payable in kind ("PIK bonds"). A zero coupon bond is a bond that does not pay interest for its entire life. A PIK bond pays interest in the form of additional securities. The market prices of both zero coupon and PIK bonds are affected to a greater extent by changes in prevailing levels of interest rates and thereby tend to be more volatile in price than securities that pay interest periodically and in cash. In addition, because High Yield Portfolio accrues income with respect to these securities prior to the receipt of such interest in cash, it may have to dispose of portfolio securities under disadvantageous circumstances in order to obtain cash needed to pay income dividends in amounts necessary to avoid unfavorable tax consequences.

SHORT SALES AGAINST THE BOX. The Fund may sell short securities it owns or has the right to acquire without further consideration, a technique called selling short "against the box." Short sales against the box may protect the Fund against the risk of losses in the value of its portfolio securities because any unrealized losses with respect to such securities should be wholly or partly offset by a corresponding gain in the short position. However, any potential gains in such securities should be wholly or partially offset by a corresponding loss in the short position. Short sales against the box may be used to lock in a profit on a security when, for tax reasons or otherwise, the Adviser does not want to sell the security. For a more complete explanation, please refer to the Statement of Additional Information.

PORTFOLIO TURNOVER. In attempting to attain its objective, High Yield Portfolio may sell portfolio securities without regard to the period of time they have been held. Further, the Adviser may purchase and sell securities for the investment portfolio with a view to maximizing current return, even if portfolio changes would cause the realization of capital gains. Although the average stated maturity of High Yield Portfolio will be from five to ten years, the Adviser may adjust the average effective maturity of High Yield Portfolio's portfolio from time to time, depending on its assessment of the relative yields available on securities of different maturities and its expectations of future changes in interest rates. As a result, the turnover rate of High Yield Portfolio may vary from year to year. The turnover rate for High Yield Portfolio may exceed 100%, but is not expected to exceed 200% under normal market conditions. A high rate of portfolio turnover may result in increased transaction expenses and the realization of capital gains (which may be taxable) or losses. (See Distributions and Income Taxes.)

                 INVESTMENT RESTRICTIONS


Neither Institutional High Yield Fund nor High Yield Portfolio may invest in a security if, as a result of such investment: (1) with respect to 75% of its assets, more than 5% of its total assets would be invested in the securities of any one issuer, except for U.S. Government Securities or repurchase agreements /1/; for such securities; or (2) 25% or more of its total assets would be invested in the securities of a group of issuers in the same industry, except that this restriction does not apply to U.S. Government Securities. Notwithstanding these limitations, Institutional High Yield Fund, but not High Yield Portfolio, may invest all of its assets in another registered investment company having the same investment objective and substantially similar investment policies as the Fund.
--------------
/1/ A repurchase agreement involves a sale of securities to High Yield Portfolio with the concurrent agreement of the seller (bank or securities dealer) to repurchase the securities at the same price plus an amount equal to an agreed-upon interest rate within a specified time. In the event of a bankruptcy or other default of a seller of a repurchase agreement, the Portfolio could experience both delays in liquidating the underlying securities and losses. The Portfolio may not invest more than 10% of its net assets in repurchase agreements maturing in more than seven days and other illiquid securities.
-------------

Neither Institutional High Yield Fund nor High Yield Portfolio may make loans except that it may (1) purchase money market instruments and enter into repurchase agreements; (2) acquire publicly-distributed or privately-placed debt securities; (3) lend its portfolio securities under certain conditions; and (4) participate in an interfund lending program with other Stein Roe Funds. Neither may borrow money, except for non-leveraging, temporary, or emergency purposes or in connection with participation in the interfund lending program. Neither the aggregate borrowings (including reverse repurchase agreements) nor the aggregate loans at any one time may exceed 33 1/3% of the value of total assets. Additional securities may not be purchased when borrowings, less proceeds receivable from sales of portfolio securities, exceed 5% of total assets.


The policies set forth in the first two paragraphs under
Investment Restrictions (but not the footnote) are fundamental policies of Institutional High Yield Fund and High Yield
Portfolio. /2/  The Statement of Additional Information contains all of the investment restrictions.
---------------

/2/A fundamental policy may be changed only with the approval of a "majority of the outstanding voting securities" as defined in the Investment Company Act.

--------------

            RISKS AND INVESTMENT CONSIDERATIONS

The risks inherent in Institutional High Yield Fund depend primarily upon the term and quality of the obligations in High Yield Portfolio's investment portfolio, as well as on market conditions. Although High Yield Portfolio seeks to reduce risk by investing in a diversified portfolio, this does not eliminate all risk. Institutional High Yield Fund is designed for investors who can accept the heightened level of risk and principal fluctuation which might result from a portfolio that invests at least 65% of its assets in medium- and lower-quality debt securities.


The market value of securities in the investment portfolio tends to vary inversely with the level of interest rates. As a result, interest rate fluctuations may affect net asset value. (Because yields on debt securities available for purchase by High Yield Portfolio vary over time, no specific yield on shares of Institutional High Yield Fund can be assured.) In addition, if the bonds in the investment portfolio contain call, prepayment or redemption provisions, during a period of declining interest rates, these securities are likely to be redeemed, and High Yield Portfolio may have to replace the security with a lower yielding security, resulting in a decreased return for investors.


Investments in foreign securities, including ADRs, represent both risks and opportunities not typically associated with investments in domestic issuers. Risks of foreign investing include currency risk, less complete financial information on issuers, less market liquidity, more market volatility, less well-developed and regulated markets, and greater political instability. In addition, various restrictions by foreign governments on investments by non-residents may apply, including imposition of exchange controls and withholding taxes on dividends, and seizure or nationalization of investments owned by non-residents. Foreign investments also tend to involve higher transaction and custody costs.

High Yield Portfolio may enter into foreign currency forward contracts and use options and futures contracts, as described elsewhere in this prospectus, to limit or reduce foreign currency risk.

There can be no assurance that Institutional High Yield Fund or High Yield Portfolio will achieve its objective, nor can High Yield Portfolio assure that payments of interest and principal on portfolio securities will be made when due. If, after purchase by High Yield Portfolio, the rating of a portfolio security is lost or reduced, High Yield Portfolio would not be required to sell the security, but the Adviser would consider such a change in deciding whether High Yield Portfolio should retain the security in its investment portfolio.


The investment objective of Institutional High Yield Fund and
High Yield Portfolio is not fundamental and may be changed by the respective Board of Trustees without a vote of shareholders.


                  HOW TO PURCHASE SHARES


Fund shares are available primarily through pension plan administrators, broker-dealers, or other intermediaries (each an "Intermediary") who provides accounting, recordkeeping, and other services to investors and who hold Fund shares in omnibus accounts for their clients. Shares may also be available to clients of the Adviser if, in the judgment of the Adviser, the sale of shares to such clients would not adversely affect the Fund or its shareholders. The initial purchase minimum is $250,000 and the minimum subsequent investment is $10,000. Institutional Trust reserves the right to waive or lower its investment minimum for any reason. Investors may be charged a fee if they effect transactions in Fund shares through a broker or agent. The Adviser and Institutional High Yield Fund do not recommend, endorse, or receive compensation from any Intermediary.

Each Intermediary will establish its own procedures applicable to its clients for the purchase of Institutional High Yield Fund shares in its account, including minimum initial and additional investments and the acceptable methods of payment for shares. Shares are purchased at the net asset value next determined after receipt of your order by the Fund's transfer agent. Net asset value is calculated as of the close of the New York Stock Exchange ("NYSE"), generally 3:00 p.m. central time. Your Intermediary may be closed on days when the NYSE is open.
As a result, prices for Fund shares may be significantly affected on days when you have no access to your Intermediary to buy shares. Institutional High Yield Fund will not issue a certificate for your shares.

Any purchase of shares must be paid for in U.S. dollars. Institutional High Yield Fund has the right to suspend the offering of its shares for a period of time. Institutional High Yield Fund also has the right to accept or reject a purchase order its sole discretion, including certain purchase orders using an exchange of shares.


                     HOW TO REDEEM SHARES


If you purchased shares through an Intermediary, you can redeem
(sell) all or some of your Fund shares only through an account with that Intermediary and in accordance with procedures established by the Intermediary applicable to its clients for the redemption of Fund shares. Shares are redeemed at the net asset value next calculated after a redemption order is received and accepted by the Fund's transfer agent. Your Intermediary may be closed on days when the NYSE is open. As a result, prices for Institutional High Yield Fund shares may be significantly affected on days when you have no access to your Intermediary to redeem shares.


Redemption proceeds will be paid to Intermediaries as agreed with Institutional High Yield Fund, but in any case within seven calendar days. Institutional High Yield Fund may suspend redemptions or postpone payments on days when the NYSE is closed (other than weekends and holidays), when trading on the NYSE is restricted, or as permitted by the Securities and Exchange Commission.


Institutional Trust reserves the right to redeem shares in any account and send the proceeds to the appropriate Intermediary if shares in that account do not have a value of at least $250,000. An Intermediary would be notified that its account is below the minimum and would be allowed 30 days to increase the account before the redemption is processed.

For information regarding exchanging shares of Institutional
High Yield Fund for shares of another Stein Roe Fund, please see the Statement of Additional Information.


                      NET ASSET VALUE


The purchase and redemption price of Institutional High Yield Fund's shares is its net asset value per share. Institutional High Yield Fund determines the net asset value of its shares as of the close of trading on the New York Stock Exchange ("NYSE") (currently 3:00 p.m., central time) by dividing the difference between the values of its assets and liabilities by the number of shares outstanding. High Yield Portfolio allocates net asset value, income, and expenses to Institutional High Yield Fund and any other of its feeder funds in proportion to their respective interests in High Yield Portfolio.


Net asset value will not be determined on days when the NYSE is closed unless, in the judgment of the Board of Trustees, the net asset value of Institutional High Yield Fund should be determined on any such day, in which case the determination will be made at 3:00 p.m., central time.

Securities for which market quotations are readily available at the time of valuation are valued on that basis. Long-term straight-debt securities for which market quotations are not readily available are valued at a fair value based on valuations provided by pricing services approved by the Board, which may employ electronic data processing techniques, including a matrix system, to determine valuations. Short-term debt securities with remaining maturities of 60 days or less are valued at their amortized cost, which does not take into account unrealized gains or losses. The Board believes that the amortized cost represents a fair value for such securities. Short-term debt securities with remaining maturities of more than 60 days for which market quotations are not readily available are valued by use of a matrix prepared by the Adviser based on quotations for comparable securities. Other assets and securities held by High Yield Portfolio for which these valuation methods do not produce a fair value are valued by a method that the Board believes will determine a fair value.

               DISTRIBUTIONS AND INCOME TAXES

DISTRIBUTIONS. Income dividends are declared each business day, paid monthly, and confirmed at least quarterly. Institutional High Yield Fund intends to distribute by the end of each calendar year at least 98% of any net capital gains realized from the sale of securities during the twelve-month period ended October 31 in that year. Institutional High Yield Fund intends to distribute any undistributed net investment income and net realized capital gains in the following year.


All income dividends and capital gain distributions paid on shares in an account will be reinvested in additional shares unless the Intermediary or other account holder elects to have distributions paid in cash. Reinvestment normally occurs on the payable date. Institutional Trust reserves the right to reinvest the proceeds and future distributions in additional shares of Institutional High Yield Fund if checks for distributions mailed to the account holder are returned as undeliverable or are not presented for payment within six months.

INCOME TAXES. Distributions to shareholders will be taxable, under income tax law, whether received in cash or reinvested in additional shares. For federal income tax purposes, any distribution that is paid in January but was declared in the prior calendar year is deemed paid in the prior calendar year.

Shareholders will be subject to federal income tax at ordinary rates on income dividends and distributions of net short-term capital gain. Distributions of net long-term capital gain will be taxable to you as long-term capital gain regardless of the length of time you have held your shares.

Shareholders will be advised annually as to the source of distributions. If you are not subject to tax on your income, you will not be required to pay tax on these amounts.

If a shareholder realizes a loss on the sale or exchange of Fund shares held for six months or less, the short-term loss is recharacterized as long-term to the extent of any long-term capital gain distributions received with respect to those shares.

For federal income tax purposes, Institutional High Yield Fund is treated as a separate taxable entity distinct from any other series of the Institutional Trust. High Yield Portfolio intends to qualify for the special tax treatment afforded regulated investment companies under Subchapter M of the Internal Revenue Code, so that it will be relieved of federal income tax on that part of its net investment income and net capital gain that is distributed to shareholders.


This section is not intended to be a full discussion of income tax laws and their effect on shareholders. You may wish to consult your own tax advisor.

                    INVESTMENT RETURN

The total return from an investment in Institutional High Yield Fund is measured by the distributions received (assuming reinvestment) plus or minus the change in the net asset value per share for a given period. A total return percentage may be calculated by dividing the value of a share at the end of the period (including reinvestment of distributions) by the value of the share at the beginning of the period and subtracting one. For a given period, an average annual total return may be calculated by finding the average annual compounded rate that would equate a hypothetical $1,000 investment to the ending redeemable value.

The yield of Institutional High Yield Fund is calculated by dividing its net investment income per share (a hypothetical figure as defined in the SEC rules) during a 30-day period by the net asset value per share on the last day of the period.
The yield formula provides for semiannual compounding, which assumes that net investment income is earned and reinvested at a constant rate and annualized at the end of a six-month period.


Comparison of Institutional High Yield Fund's yield or total return with those of alternative investments should consider differences between Institutional High Yield Fund and the alternative investments, the periods and methods used in calculation of the return being compared, and the impact of taxes on alternative investments. Yield figures are not based on actual dividends paid. Past performance is not necessarily indicative of future results. To obtain current yield or total return information, you may call 800-322-0593.


                         MANAGEMENT

TRUSTEES AND INVESTMENT ADVISER. The Board of Trustees of the Institutional Trust has overall management responsibility for Institutional Trust and Institutional High Yield Fund; the Board of Base Trust has overall management responsibility for Institutional Portfolio. See Management in the Statement of Additional Information for the names of and other information about the trustees and officers. Since Institutional Trust and Base Trust have the same trustees, the trustees have adopted conflict of interest procedures to monitor and address potential conflicts between the interests of Institutional High Yield Fund and High Yield Portfolio.

The Adviser, Stein Roe & Farnham Incorporated, One South Wacker Drive, Chicago, Illinois 60606, is responsible for managing the investment portfolio of High Yield Portfolio and the business affairs of Institutional High Yield Fund, High Yield Portfolio, Institutional Trust, and Base Trust, subject to the direction of the respective Board. The Adviser is registered as an investment adviser under the Investment Advisers Act of 1940. The Adviser was organized in 1986 to succeed to the business of Stein Roe & Farnham, a partnership that had advised and managed mutual funds since 1949. The Adviser is a wholly owned subsidiary of Liberty Financial Companies, Inc. ("Liberty Financial"), which in turn is a majority owned indirect subsidiary of Liberty Mutual Insurance Company.


PORTFOLIO MANAGERS. Ann H. Benjamin has been portfolio manager of High Yield Portfolio since its inception in 1996. She is a senior vice president of the Adviser and has been associated with the Adviser since 1989. She has also been portfolio manager of Stein Roe Income Fund since 1990. Ms. Benjamin has 12 years' experience in the analysis and investment of medium- and lower-quality debt securities. She received her B.B.A. from Chatham College in 1980 and her M.A. from Carnegie Mellon University in 1985. Ms. Benjamin managed $309 million in mutual fund net assets for the Adviser as of June 30, 1996, serves as High-Yield Credit Research Manager for the Adviser, and is a member of the Adviser's Fixed Income Credit Review Committee.

Stephen F. Lockman has been associate portfolio manager of High Yield Portfolio since its inception in 1996. Mr. Lockman is a senior vice president of the Adviser and has been employed by the Adviser since January 1994. A chartered financial analyst, Mr. Lockman received a B.S. degree from the University of Illinois in 1983 and an M.B.A. from DePaul University in 1986.


FEES AND EXPENSES. The Adviser is entitled to receive a monthly administrative fee from Institutional High Yield Fund, computed and accrued daily, at an annual rate of .150% of the first $500 million of average net assets and .125% thereafter; and a monthly management fee from High Yield Portfolio, computed and accrued daily, at an annual rate of .500% of the first $500 million of average net assets and .475% thereafter. However, as noted above under Fee Table, the Adviser may voluntarily waive a portion of its fees.


The Adviser provides office space and executive and other personnel to Institutional Trust and Base Trust and bears any sales or promotional expenses. All expenses of Institutional High Yield Fund (other than those paid by the Adviser) including, but not limited to, printing and postage charges, securities registration fees, custodian and transfer agency fees, legal and auditing fees, compensation of trustees not affiliated with the Adviser, and expenses incidental to its organization are paid out of the assets of Institutional High Yield Fund.

Under a separate agreement with each Trust, the Adviser provides certain accounting and bookkeeping services to Institutional High Yield Fund and High Yield Portfolio including computation of net asset value and calculation of net income and capital gains and losses on disposition of assets.


PORTFOLIO TRANSACTIONS. The Adviser places the orders for the purchase and sale of portfolio securities and options and futures contracts for Institutional High Yield Fund and High Yield Portfolio. In doing so, the Adviser seeks to obtain the best combination of price and execution, which involves a number of judgmental factors.

TRANSFER AGENT.  SteinRoe Services Inc. ("SSI"), One South
Wacker Drive, Chicago, Illinois 60606, a wholly owned subsidiary of Liberty Financial, is the agent of Institutional Trust for the transfer of shares, disbursement of dividends, and maintenance of shareholder accounting records.

DISTRIBUTOR. The shares of Institutional High Yield Fund are offered for sale through Liberty Securities Corporation ("Distributor") without any sales commissions or charges to Institutional High Yield Fund or to their shareholders. The Distributor is a wholly owned indirect subsidiary of Liberty Financial. The business address of the Distributor is 600 Atlantic Avenue, Boston, Massachusetts 02210; however, all Fund correspondence (including purchase and redemption orders) should be mailed to SteinRoe Services Inc. at P.O. Box 8900, Boston, Massachusetts 02205. All distribution and promotional expenses are paid by the Adviser, including payments to the Distributor for sales of Fund shares.

CUSTODIAN. State Street Bank and Trust Company (the "Bank"), 225 Franklin Street, Boston, Massachusetts 02101, is the custodian for Institutional High Yield Fund. Foreign securities are maintained in the custody of foreign banks and trust companies that are members of the Bank's Global Custody Network or foreign depositories used by such members. (See Custodian in the Statement of Additional Information.)

            ORGANIZATION AND DESCRIPTION OF SHARES

Institutional Trust is a Massachusetts business trust organized under an Agreement and Declaration of Trust ("Declaration of Trust") dated July 31, 1996, which provides that each shareholder shall be deemed to have agreed to be bound by the terms thereof. The Declaration of Trust may be amended by a vote of either Institutional Trust's shareholders or its trustees. Institutional Trust may issue an unlimited number of shares, in one or more series as the Board may authorize. Currently, Institutional High Yield Fund is the only series authorized and outstanding.

Under Massachusetts law, shareholders of a Massachusetts business trust such as Institutional Trust could, in some circumstances, be held personally liable for unsatisfied obligations of Institutional Trust. The Declaration of Trust provides that persons extending credit to, contracting with, or having any claim against, Institutional Trust or any particular series shall look only to the assets of Institutional Trust or of the respective series for payment under such credit, contract or claim, and that the shareholders, trustees and officers of Institutional Trust shall have no personal liability therefor. The Declaration of Trust requires that notice of such disclaimer of liability be given in each contract, instrument or undertaking executed or made on behalf of Institutional Trust. The Declaration of Trust provides for indemnification of any shareholder against any loss and expense arising from personal liability solely by reason of being or having been a shareholder. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is believed to be remote, because it would be limited to circumstances in which the disclaimer was inoperative and Institutional Trust was unable to meet its obligations.

The risk of a particular series incurring financial loss on account of unsatisfied liability of another series of Institutional Trust is also believed to be remote, because it would be limited to claims to which the disclaimer did not apply and to circumstances in which the other Fund was unable to meet its obligations.

           SPECIAL CONSIDERATIONS REGARDING THE
            MASTER FUND/FEEDER FUND STRUCTURE


Institutional High Yield Fund, an open-end management investment company, seeks to achieve its objective by investing all of its assets in shares of another mutual fund having an investment objective identical to that of Institutional High Yield Fund. The initial shareholder of Institutional High Yield Fund approved this policy of permitting Institutional High Yield Fund to act as a feeder fund by investing in High Yield Portfolio. Please refer to the Investment Policies, Portfolio Investments and Strategies, and Investment Restrictions for a description of the investment objectives, policies, and restrictions of Institutional High Yield Fund and High Yield Portfolio. The management and expenses of both Institutional High Yield Fund and High Yield Portfolio are described under the Fee Table and Management. Institutional High Yield Fund bears its proportionate share of Portfolio expenses.


The Adviser has provided investment management services in connection with other mutual funds employing the master fund/feeder fund structure since 1991.

SR&F High Yield Portfolio is a separate series of SR&F Base Trust ("Base Trust"), a Massachusetts common trust organized under an Agreement and Declaration of Trust ("Declaration of Trust") dated August 23, 1993. The Declaration of Trust of the Base Trust provides that Institutional High Yield Fund and other investors in High Yield Portfolio will each be liable for all obligations of High Yield Portfolio that are not satisfied by High Yield Portfolio. However, the risk of Institutional High Yield Fund incurring financial loss on account of such liability is limited to circumstances in which both inadequate insurance existed and High Yield Portfolio itself were unable to meet its obligations. Accordingly, the Trustees of Institutional Trust believe that neither Institutional High Yield Fund nor its shareholders will be adversely affected by reason of Institutional High Yield Fund's investing in High Yield Portfolio.

The Declaration of Trust of Base Trust provides that High Yield Portfolio will terminate 120 days after the withdrawal of Institutional High Yield Fund or any other investor in High Yield Portfolio, unless the remaining investors vote to agree to continue the business of High Yield Portfolio. The Trustees of Institutional Trust may vote Institutional High Yield Fund's interests in High Yield Portfolio for such continuation without approval of Institutional High Yield Fund's shareholders.

The common investment objective of Institutional High Yield Fund and High Yield Portfolio is non-fundamental and may be changed without shareholder approval, subject, however, to at least 30 days' advance written notice to Institutional High Yield Fund's shareholders.

The fundamental policies of Institutional High Yield Fund and the corresponding fundamental policies of the Portfolio can be changed only with shareholder approval.

If Institutional High Yield Fund, as a Portfolio investor, is requested to vote on a proposed change in fundamental policy of High Yield Portfolio or any other matter pertaining to High Yield Portfolio (other than continuation of the business of High Yield Portfolio after withdrawal of another investor), Institutional High Yield Fund will solicit proxies from its shareholders and vote its interest in High Yield Portfolio for and against such matters proportionately to the instructions to vote for and against such matters received from Fund shareholders. Institutional High Yield Fund will vote shares for which it receives no voting instructions in the same proportion as the shares for which it receives voting instructions. If there are other investors in High Yield Portfolio, there can be no assurance that any matter receiving a majority of votes cast by Fund shareholders will receive a majority of votes cast by all High Yield Portfolio investors.
If other investors hold a majority interest in High Yield Portfolio, they could have voting control over High Yield Portfolio.

In the event that High Yield Portfolio's fundamental policies were changed so as to be inconsistent with those of Institutional High Yield Fund, the Board of Trustees of Institutional Trust would consider what action might be taken, including changes to Institutional High Yield Fund's fundamental policies, withdrawal of Institutional High Yield Fund's assets from High Yield Portfolio and investment of such assets in another pooled investment entity, or the retention of another investment adviser. Any of these actions would require the approval of Institutional High Yield Fund's shareholders. Institutional High Yield Fund's inability to find a substitute master fund or comparable investment management could have a significant impact upon its shareholders' investments. Any withdrawal of Institutional High Yield Fund's assets could result in a distribution in kind of portfolio securities (as opposed to a cash distribution) to Institutional High Yield Fund. Should such a distribution occur, Institutional High Yield Fund would incur brokerage fees or other transaction costs in converting such securities to cash. In addition, a distribution in kind could result in a less diversified portfolio of investments for Institutional High Yield Fund and could affect the liquidity of Institutional High Yield Fund.

Each investor in High Yield Portfolio, including Institutional High Yield Fund, may add to or reduce its investment in High Yield Portfolio on each day the NYSE is open for business. The investor's percentage of the aggregate interests in High Yield Portfolio will be computed as the percentage equal to the fraction (i) the numerator of which is the beginning of the day value of such investor's investment in High Yield Portfolio on such day plus or minus, as the case may be, the amount of any additions to or withdrawals from the investor's investment in High Yield Portfolio effected on such day; and (ii) the denominator of which is the aggregate beginning of the day net asset value of High Yield Portfolio on such day plus or minus, as the case may be, the amount of the net additions to or withdrawals from the aggregate investments in High Yield Portfolio by all investors in High Yield Portfolio. The percentage so determined will then be applied to determine the value of the investor's interest in High Yield Portfolio as of the close of business.

Base Trust may permit other investment companies and/or other institutional investors to invest in High Yield Portfolio, but members of the general public may not invest directly in High Yield Portfolio. Other investors in High Yield Portfolio are not required to sell their shares at the same public offering price as Institutional High Yield Fund, could incur different administrative fees and expenses than Institutional High Yield Fund, and their shares might be sold with a sales commission. Therefore, Fund shareholders might have different investment returns than shareholders in another investment company that invests exclusively in High Yield Portfolio. Investment by such other investors in High Yield Portfolio would provide funds for the purchase of additional portfolio securities and would tend to reduce the Portfolio's operating expenses as a percentage of its net assets. Conversely, large-scale redemptions by any such other investors in High Yield Portfolio could result in untimely liquidations of High Yield Portfolio's security holdings, loss of investment flexibility, and increases in the operating expenses of High Yield Portfolio as a percentage of its net assets. As a result, High Yield Portfolio's security holdings may become less diverse, resulting in increased risk.

Currently one other investment company invests in High Yield Portfolio, and that is Stein Roe High Yield Fund, a series of Stein Roe Income Trust. Information regarding any investment company that may invest in High Yield Portfolio in the future may be obtained by writing to SR&F Base Trust, Suite 3200, One South Wacker Drive, Chicago, Illinois 60606 or by calling 800-338-2550. The Adviser may provide administrative or other services to one or more of such investors.

                    FOR MORE INFORMATION


Contact Stein Roe Advisor and Dealer Services at 800-322-0593 for more information about this Fund.


                    APPENDIX--RATINGS

RATINGS IN GENERAL

A rating of a rating service represents the service's opinion as to the credit quality of the security being rated. However, the ratings are general and are not absolute standards of quality or guarantees as to the creditworthiness of an issuer. Consequently, the Adviser believes that the quality of debt securities in which High Yield Portfolio invests should be continuously reviewed and that individual analysts give different weightings to the various factors involved in credit analysis. A rating is not a recommendation to purchase, sell or hold a security because it does not take into account market value or suitability for a particular investor. When a security has received a rating from more than one service, each rating should be evaluated independently. Ratings are based on current information furnished by the issuer or obtained by the rating services from other sources that they consider reliable.
Ratings may be changed, suspended or withdrawn as a result of changes in or unavailability of such information, or for other reasons.

The following is a description of the characteristics of ratings used by Moody's Investors Service, Inc. ("Moody's") and Standard
& Poor's Corporation ("S&P").

CORPORATE BOND RATINGS

RATINGS BY MOODY'S
A. Bonds rated Aaa are judged to be the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or an exceptionally stable margin and principal is secure. Although the various protective elements are likely to change, such changes as can be visualized are more unlikely to impair the fundamentally strong position of such bonds.

Aa. Bonds rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa bonds or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa bonds.

A. Bonds rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations.
Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa. Bonds rated Baa are considered as medium grade obligations; i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba. Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B. Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa. Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca. Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C. Bonds which are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

NOTE: Moody's applies numerical modifiers 1, 2, and 3 in each generic rating classification from Aa through B in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

RATINGS BY S&P
AAA. Debt rated AAA has the highest rating. Capacity to pay interest and repay principal is extremely strong.

AA. Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in small degree.

A. Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB. Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than for debt in higher rated categories.

BB, B, CCC, CC, and C. Debt rated BB, B, CCC, CC, or C is regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and C the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

C1. This rating is reserved for income bonds on which no interest is being paid.

D. Debt rated D is in default, and payment of interest and/or repayment of principal is in arrears. The D rating is also used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

NOTES: The ratings from AA to CCC may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories. Foreign debt is rated on the same basis as domestic debt measuring the creditworthiness of the issuer; ratings of foreign debt do not take into account currency exchange and related uncertainties.

The "r" is attached to highlight derivative, hybrid, and certain other obligations that S&P believes may experience high volatility or high variability in expected returns due to non-credit risks. Examples of such obligations are: securities whose principal or interest return is indexed to equities, commodities, or currencies; certain swaps and options; and interest only and principal only mortgage securities. The absence of an "r" symbol should not be taken as an indication that an obligation will exhibit no volatility or variability in total return.

COMMERCIAL PAPER RATINGS
RATINGS BY MOODY'S
Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment capacity of rated issuers:

           Prime-1      Highest Quality
           Prime-2      Higher Quality
           Prime-3      High Quality

If an issuer represents to Moody's that its commercial paper obligations are supported by the credit of another entity or entities, Moody's, in assigning ratings to such issuers, evaluates the financial strength of the indicated affiliated corporations, commercial banks, insurance companies, foreign governments or other entities, but only as one factor in the total rating assessment.

RATINGS BY S&P
A brief description of the applicable rating symbols and their meaning follows:

A. Issues assigned this highest rating are regarded as having the greatest capacity for timely payment. Issues in this category are further refined with the designations 1, 2, and 3 to indicate the relative degree of safety.

A-1.  This designation indicates that the degree of safety
regarding timely payment is very strong.  Those issues
determined to possess overwhelming safety characteristics will be denoted with a plus (+) sign designation.
                    ______________________

  Statement of Additional Information Dated January 1, 1997


               STEIN ROE INSTITUTIONAL TRUST

          Stein Roe Institutional High Yield Fund

  Suite 3200, One South Wacker Drive, Chicago, Illinois 60606



     This Statement of Additional Information is not a prospectus but provides additional information that should be read in conjunction with the Prospectus dated January 1, 1997 and any supplements thereto. The Prospectus may be obtained at no charge by telephoning Stein Roe Advisor and Dealer Services at 800-322-0593.


                        TABLE OF CONTENTS
                                                       Page
General Information and History..........................2
Investment Policies......................................3
Portfolio Investments and Strategies.....................5
Investment Restrictions.................................21
Additional Investment Considerations....................24
Purchases and Redemptions...............................25
Management..............................................26
Principal Shareholders..................................30
Investment Advisory Services............................30
Distributor.............................................32
Transfer Agent..........................................32
Custodian...............................................32
Independent Auditors....................................33
Portfolio Transactions..................................33
Additional Income Tax Considerations....................35
Investment Performance..................................35
Balance Sheet...........................................40


                GENERAL INFORMATION AND HISTORY


     Stein Roe Institutional High Yield Fund ("Institutional High Yield Fund") is a series of the Stein Roe Institutional Trust ("Institutional Trust"). Institutional High Yield Fund invests all of its net investable assets in shares of SR&F High Yield Portfolio ("High Yield Portfolio"), which is a series of shares of SR&F Base Trust ("Base Trust").


     Currently Institutional High Yield Fund is the only series of Institutional Trust authorized and outstanding. Each share of a series is entitled to participate pro rata in any dividends and other distributions declared by the Board on shares of that series, and all shares of a series have equal rights in the event of liquidation of that series. Each whole share (or fractional share) outstanding on the record date established in accordance with the By-Laws shall be entitled to a number of votes on any matter on which it is entitled to vote equal to the net asset value of the share (or fractional share) in United States dollars determined at the close of business on the record date (for example, a share having a net asset value of $10.50 would be entitled to 10.5 votes). As a business trust, Institutional Trust is not required to hold annual shareholder meetings. However, special meetings may be called for purposes such as electing or removing trustees, changing fundamental policies, or approving an investment advisory contract. If requested to do so by the holders of at least 10% of Institutional Trust's outstanding shares, Institutional Trust will call a special meeting for the purpose of voting upon the question of removal of a trustee or trustees and will assist in the communications with other shareholders as required by
Section 16(c) of the Investment Company Act of 1940. All shares of Institutional Trust are voted together in the election of trustees. On any other matter submitted to a vote of shareholders, shares are voted by individual series and not in the aggregate, except that shares are voted in the aggregate when required by the Investment Company Act of 1940 or other applicable law. When the Board of Trustees determines that the matter affects only the interests of one or more series, shareholders of the unaffected series are not entitled to vote on such matters.

     Stein Roe & Farnham Incorporated (the "Adviser") provides administrative and accounting and recordkeeping services to Institutional High Yield Fund and High Yield Portfolio and provides investment advisory services to High Yield Portfolio.

SPECIAL CONSIDERATIONS REGARDING MASTER FUND/FEEDER FUND
STRUCTURE

     Rather than invest in securities directly, Institutional High Yield Fund seeks to achieve its objective by pooling its assets with assets of other investment companies and/or institutional investors for investment in another mutual fund having the same investment objective and substantially the same investment policies and restrictions. The purpose of such an arrangement is to achieve greater operational efficiencies and reduce costs. For more information, please refer to the Prospectus under the caption Special Considerations Regarding the Master Fund/Feeder Fund Structure.

                     INVESTMENT POLICIES

     The following information supplements the discussion of the investment objective and policies of Institutional High Yield Fund and High Yield Portfolio described in the Prospectus. In pursuing its objective, High Yield Portfolio will invest as described below and may employ the investment techniques described in the Prospectus and in this Statement of Additional Information under Portfolio Investments and Strategies. The investment objective is a non-fundamental policy and may be changed by the Board of Trustees without the approval of a "majority of the outstanding voting securities" /1/ of Institutional High Yield Fund or High Yield Portfolio.
-------------
/1/ A "majority of the outstanding voting securities" means the approval of the lesser of (i) 67% or more of the shares at a meeting if the holders of more than 50% of the outstanding shares are present or represented by proxy or (ii) more than 50% of the outstanding shares.
------------

     Institutional High Yield Fund seeks to achieve its objective by investing all of its assets in High Yield
Portfolio.  The investment policies of Institutional High Yield
Fund and High Yield Portfolio are substantially identical.  High
Yield Portfolio seeks total return by investing for a high level of current income and capital growth.


     High Yield Portfolio invests principally in high-yield, high-risk medium- and lower-quality debt securities. The medium- and lower-quality debt securities in which High Yield Portfolio will invest normally offer a current yield or yield to maturity that is significantly higher than the yield from securities rated in the three highest categories assigned by rating services such as Standard & Poor's Corporation ("S&P") and by Moody's Investors Service, Inc. ("Moody's").

     Under normal circumstances, at least 65% of High Yield Portfolio's assets will be invested in high-yield, high-risk medium- and lower-quality debt securities rated lower than Baa by Moody's or lower than BBB by S&P, or equivalent ratings as determined by other rating agencies, or unrated securities that the Adviser determines to be of comparable quality. Medium-quality debt securities, although considered investment grade, have some speculative characteristics. Lower-quality debt securities are obligations of issuers that are considered predominantly speculative with respect to the issuer's capacity to pay interest and repay principal according to the terms of the obligation and, therefore, carry greater investment risk, including the possibility of issuer default and bankruptcy, and are commonly referred to as "junk bonds." Some issuers of debt securities choose not to have their securities rated by a rating service, and High Yield Portfolio may invest in unrated securities that the Adviser has researched thoroughly and believes are suitable for investment. High Yield Portfolio may invest in debt obligations that are in default, but such obligations are not expected to exceed 10% of High Yield Portfolio's assets.


     High Yield Portfolio may invest up to 35% of its total assets in other securities including, but not limited to, pay-in-kind bonds, securities issued in private placements, bank loans, zero coupon bonds, foreign securities, convertible securities, futures, and options. High Yield Portfolio may also invest in higher-quality debt securities. Under normal market conditions, however, High Yield Portfolio is unlikely to emphasize higher-quality debt securities since generally they offer lower yields than medium- and lower-quality debt securities with similar maturities. High Yield Portfolio may also invest in common stocks and securities that are convertible into common stocks, such as warrants.


     Investment in medium- or lower-quality debt securities involves greater investment risk, including the possibility of issuer default or bankruptcy. High Yield Portfolio seeks to reduce investment risk through diversification, credit analysis, and evaluation of developments in both the economy and financial markets.

     An economic downturn could severely disrupt the high-yield market and adversely affect the value of outstanding bonds and the ability of the issuers to repay principal and interest. In addition, lower-quality bonds are less sensitive to interest rate changes than higher-quality instruments (see Risks and Investment Considerations) and generally are more sensitive to adverse economic changes or individual corporate developments. During a period of adverse economic changes, including a period of rising interest rates, issuers of such bonds may experience difficulty in servicing their principal and interest payment obligations.


Achievement of the investment objective will be more dependent on the Adviser's credit analysis than would be the case if High Yield Portfolio were investing in higher-quality debt securities. Since the ratings of rating services (which evaluate the safety of principal and interest payments, not market risks) are used only as preliminary indicators of investment quality, the Adviser employs its own credit research and analysis, from which it has developed a proprietary credit rating system based upon comparative credit analyses of issuers within the same industry. These analyses may take into consideration such quantitative factors as an issuer's present and potential liquidity, profitability, internal capability to generate funds, debt/equity ratio and debt servicing capabilities, and such qualitative factors as an assessment of management, industry characteristics, accounting methodology, and foreign business exposure.


     Lower-quality debt securities are obligations of issuers that are considered predominantly speculative with respect to the issuer's capacity to pay interest and repay principal according to the terms of the obligation and, therefore, carry greater investment risk, including the possibility of issuer default and bankruptcy, and are commonly referred to as "junk bonds." The lowest rating assigned by Moody's is for bonds that can be regarded as having extremely poor prospects of ever attaining any real investment standing.


     Medium- and lower-quality debt securities tend to be less marketable than higher-quality debt securities because the market for them is less broad. The market for unrated debt securities is even narrower. During periods of thin trading in these markets, the spread between bid and asked prices is likely to increase significantly, and High Yield Portfolio may have greater difficulty selling its portfolio securities. The market value of these securities and their liquidity may be affected by adverse publicity and investor perceptions.

              PORTFOLIO INVESTMENTS AND STRATEGIES

DERIVATIVES

     Consistent with its objective, High Yield Portfolio may invest in a broad array of financial instruments and securities, including conventional exchange-traded and non-exchange traded options, futures contracts, futures options, securities collateralized by underlying pools of mortgages or other receivables, and other instruments the value of which is "derived" from the performance of an underlying asset or a "benchmark" such as a security index, an interest rate, or a currency ("Derivatives").

     Derivatives are most often used to manage investment risk or to create an investment position indirectly because it is more efficient or less costly than direct investment that cannot be readily established directly due to portfolio size, cash availability, or other factors. They also may be used in an effort to enhance portfolio returns.

     The successful use of Derivatives depends on the Adviser's ability to correctly predict changes in the levels and directions of movements in security prices, interest rates and other market factors affecting the Derivative itself or the value of the underlying asset or benchmark. In addition, correlations in the performance of an underlying asset to a Derivative may not be well established. Finally, privately negotiated and over-the-counter Derivatives may not be as well regulated and may be less marketable than exchange-traded Derivatives.


     High Yield Portfolio does not intend to invest more than 5% of its assets in any type of Derivative except for options, futures contracts, and futures options.


MORTGAGE AND OTHER ASSET-BACKED SECURITIES

     High Yield Portfolio may invest in securities secured by mortgages or other assets such as automobile or home improvement loans and credit card receivables. These instruments may be issued or guaranteed by the U.S. Government or by its agencies or instrumentalities or by private entities such as commercial, mortgage and investment banks and financial companies or financial subsidiaries of industrial companies.

     Mortgage-backed securities provide either a pro rata interest in underlying mortgages or an interest in collateralized mortgage obligations ("CMOs") which represent a right to interest and/or principal payments from an underlying mortgage pool. CMOs are not guaranteed by either the U.S. Government or by its agencies or instrumentalities, and are usually issued in multiple classes each of which has different payment rights, pre-payment risks and yield characteristics. Mortgage-backed securities involve the risk of pre-payment on the underlying mortgages at a faster or slower rate than the established schedule. Pre-payments generally increase with falling interest rates and decrease with rising rates but they also are influenced by economic, social and market factors. If mortgages are pre-paid during periods of declining interest rates, there would be a resulting loss of the full-term benefit of any premium paid by High Yield Portfolio on purchase of the CMO, and the proceeds of pre-payment would likely be invested at lower interest rates. High Yield Portfolio intends to invest in CMOs of classes known as planned amortization classes ("PACs") which have pre-payment protection features tending to make them less susceptible to price volatility.

     Non-mortgage asset-backed securities usually have less pre-payment risk than mortgage-backed securities, but have the risk that the collateral will not be available to support payments on the underlying loans which finance payments on the securities themselves. Therefore, greater emphasis is placed on the credit quality of the security issuer and the guarantor, if any.


FLOATING RATE INSTRUMENTS


     High Yield Portfolio may also invest in floating rate instruments which provide for periodic adjustments in coupon interest rates that are automatically reset based on changes in amount and direction of specified market interest rates. In addition, the adjusted duration of some of these instruments may be materially shorter than their stated maturities. To the extent such instruments are subject to lifetime or periodic interest rate caps or floors, such instruments may experience greater price volatility than debt instruments without such features. Adjusted duration is an inverse relationship between market price and interest rates and refers to the approximate percentage change in price for a 100 basis point change in yield. For example, if interest rates decrease by 100 basis points, a market price of a security with an adjusted duration of 2 would increase by approximately 2%. High Yield Portfolio does not intend to invest more than 5% of its net assets in floating rate instruments.

LENDING OF PORTFOLIO SECURITIES

     Subject to restriction (7) under Investment Restrictions, High Yield Portfolio may lend its portfolio securities to broker-dealers and banks. Any such loan must be continuously secured by collateral in cash or cash equivalents maintained on a current basis in an amount at least equal to the market value of the securities loaned by High Yield Portfolio. High Yield Portfolio would continue to receive the equivalent of the interest or dividends paid by the issuer on the securities loaned, and would also receive an additional return that may be in the form of a fixed fee or a percentage of the collateral. High Yield Portfolio would have the right to call the loan and obtain the securities loaned at any time on notice of not more than five business days. In the event of bankruptcy or other default of the borrower, High Yield Portfolio could experience both delays in liquidating the loan collateral or recovering the loaned securities and losses including (a) possible decline in the value of the collateral or in the value of the securities loaned during the period while High Yield Portfolio seeks to enforce its rights thereto, (b) possible subnormal levels of income and lack of access to income during this period, and (c) expenses of enforcing its rights.

WHEN-ISSUED AND DELAYED-DELIVERY SECURITIES; REVERSE REPURCHASE
AGREEMENTS; STANDBY COMMITMENTS

     High Yield Portfolio may purchase instruments on a when-issued or delayed-delivery basis. Although payment terms are established at the time High Yield Portfolio enters into the commitment, the instruments may be delivered and paid for some time after the date of purchase, when their value may have changed and the yields available in the market may be greater. High Yield Portfolio will make such commitments only with the intention of actually acquiring the instruments, but may sell them before settlement date if it is deemed advisable for investment reasons. Securities purchased in this manner involve risk of loss if the value of the security purchased declines before settlement date.

     High Yield Portfolio may purchase securities on a when-issued or delayed-delivery basis, as described in the Prospectus. High Yield Portfolio makes such commitments only with the intention of actually acquiring the securities, but may sell the securities before settlement date if the Adviser deems it advisable for investment reasons. Securities purchased on a when-issued or delayed-delivery basis are sometimes done on a "dollar roll" basis. Dollar roll transactions consist of the sale by High Yield Portfolio of securities with a commitment to purchase similar but not identical securities, generally at a lower price at a future date. A dollar roll may be renewed after cash settlement and initially may involve only a firm commitment agreement by High Yield Portfolio to buy a security. A dollar roll transaction involves the following risks: if the broker-dealer to whom High Yield Portfolio sells the security becomes insolvent, High Yield Portfolio's right to purchase or repurchase the security may be restricted; the value of the security may change adversely over the term of the dollar roll; the security which High Yield Portfolio is required to repurchase may be worth less than a security which High Yield Portfolio originally held; and the return earned by High Yield Portfolio with the proceeds of a dollar roll may not exceed transaction costs.

     High Yield Portfolio may enter into reverse repurchase agreements with banks and securities dealers. A reverse repurchase agreement is a repurchase agreement in which High Yield Portfolio is the seller of, rather than the investor in, securities and agrees to repurchase them at an agreed-upon time and price. Use of a reverse repurchase agreement may be preferable to a regular sale and later repurchase of securities because it avoids certain market risks and transaction costs.

     At the time High Yield Portfolio enters into a binding obligation to purchase securities on a when-issued basis or enters into a reverse repurchase agreement, liquid assets (cash, U.S. Government or other "high grade" debt obligations) of High Yield Portfolio having a value at least as great as the purchase price of the securities to be purchased will be segregated on the books of High Yield Portfolio and held by the custodian throughout the period of the obligation. The use of these investment strategies, as well as borrowing under a line of credit as described below, may increase net asset value fluctuation.

     Standby commitment agreements create an additional risk for High Yield Portfolio because the other party to the standby agreement generally will not be obligated to deliver the security, but High Yield Portfolio will be obligated to accept it if delivered. Depending on market conditions, High Yield Portfolio may receive a commitment fee for assuming this obligation. If prevailing market interest rates increase during the period between the date of the agreement and the settlement date, the other party can be expected to deliver the security and, in effect, pass any decline in value to High Yield Portfolio. If the value of the security increases after the agreement is made, however, the other party is unlikely to deliver the security. In other words, a decrease in the value of the securities to be purchased under the terms of a standby commitment agreement will likely result in the delivery of the security, and, therefore, such decrease will be reflected in High Yield Portfolio's net asset value. However, any increase in the value of the securities to be purchased will likely result in the non-delivery of the security and, therefore, such increase will not affect the net asset value unless and until High Yield Portfolio actually obtains the security.

SHORT SALES AGAINST THE BOX

     High Yield Portfolio may sell securities short against the box; that is, enter into short sales of securities that it currently owns or has the right to acquire through the conversion or exchange of other securities that it owns at no additional cost. High Yield Portfolio may make short sales of securities only if at all times when a short position is open High Yield Portfolio owns at least an equal amount of such securities or securities convertible into or exchangeable for securities of the same issue as, and equal in amount to, the securities sold short, at no additional cost.

     In a short sale against the box, High Yield Portfolio does
not deliver from its portfolio the securities sold.   Instead,
High Yield Portfolio borrows the securities sold short from a broker-dealer through which the short sale is executed, and the broker-dealer delivers such securities, on behalf of High Yield Portfolio, to the purchaser of such securities. High Yield Portfolio is required to pay to the broker-dealer the amount of any dividends paid on shares sold short. Finally, to secure its obligation to deliver to such broker-dealer the securities sold short, High Yield Portfolio must deposit and continuously maintain in a separate account with High Yield Portfolio's custodian an equivalent amount of the securities sold short or securities convertible into or exchangeable for such securities at no additional cost. High Yield Portfolio is said to have a short position in the securities sold until it delivers to the broker-dealer the securities sold. High Yield Portfolio may close out a short position by purchasing on the open market and delivering to the broker-dealer an equal amount of the securities sold short, rather than by delivering portfolio securities.

     Short sales may protect High Yield Portfolio against the risk of losses in the value of its portfolio securities because any unrealized losses with respect to such portfolio securities should be wholly or partially offset by a corresponding gain in the short position. However, any potential gains in such portfolio securities should be wholly or partially offset by a corresponding loss in the short position. The extent to which such gains or losses are offset will depend upon the amount of securities sold short relative to the amount High Yield Portfolio owns, either directly or indirectly, and, in the case where High Yield Portfolio owns convertible securities, changes in the conversion premium.

     Short sale transactions involve certain risks. If the price of the security sold short increases between the time of the short sale and the time High Yield Portfolio replaces the borrowed security, High Yield Portfolio will incur a loss and if the price declines during this period, High Yield Portfolio will realize a short-term capital gain. Any realized short-term capital gain will be decreased, and any incurred loss increased, by the amount of transaction costs and any premium, dividend or interest which High Yield Portfolio may have to pay in connection with such short sale. Certain provisions of the Internal Revenue Code may limit the degree to which High Yield Portfolio is able to enter into short sales. There is no limitation on the amount of High Yield Portfolio's assets that, in the aggregate, may be deposited as collateral for the obligation to replace securities borrowed to effect short sales and allocated to segregated accounts in connection with short sales. High Yield Portfolio currently expects that no more than 5% of its total assets would be involved in short sales against the box.

LINE OF CREDIT

     Subject to restriction (8) under Investment Restrictions, High Yield Portfolio may establish and maintain a line of credit with a major bank in order to permit borrowing on a temporary basis to meet share redemption requests in circumstances in which temporary borrowing may be preferable to liquidation of portfolio securities.


INTERFUND BORROWING AND LENDING PROGRAM

     Pursuant to an exemptive order issued by the Securities and Exchange Commission, Institutional High Yield Fund has received permission to lend money to, and borrow money from, other mutual funds advised by the Adviser. Institutional High Yield Fund will borrow through the program when the costs are equal to or lower than the costs of bank loans.


PIK AND ZERO COUPON BONDS

     High Yield Portfolio may invest up to 20% of its assets in zero coupon bonds and bonds the interest on which is payable in kind ("PIK bonds"). A zero coupon bond is a bond that does not pay interest for its entire life. A PIK bond pays interest in the form of additional securities. The market prices of both zero coupon and PIK bonds are affected to a greater extent by changes in prevailing levels of interest rates and thereby tend to be more volatile in price than securities that pay interest periodically and in cash. In addition, because High Yield Portfolio accrues income with respect to these securities prior to the receipt of such interest in cash, it may have to dispose of portfolio securities under disadvantageous circumstances in order to obtain cash needed to pay income dividends in amounts necessary to avoid unfavorable tax consequences.

RATED SECURITIES

     For a description of the ratings applied by rating services to debt securities, please refer to the Appendix. The rated debt securities described under Investment Policies above for High Yield Portfolio include securities given a rating conditionally by Moody's or provisionally by S&P. If the rating of a security held by High Yield Portfolio is withdrawn or reduced, High Yield Portfolio is not required to sell the security, but the Adviser will consider such fact in determining whether High Yield Portfolio should continue to hold the security. To the extent that the ratings accorded by Moody's or S&P for debt securities may change as a result of changes in such organizations, or changes in their rating systems, High Yield Portfolio will attempt to use comparable ratings as standards for its investments in debt securities in accordance with its investment policies.

FOREIGN SECURITIES

     High Yield Portfolio may invest up to 25% of total assets (taken at market value at the time of investment) in securities of foreign issuers that are not publicly traded in the United States ("foreign securities"). For purposes of these limits, foreign securities do not include securities represented by American Depositary Receipts ("ADRs"), securities denominated in U.S. dollars, or securities guaranteed by U.S. persons. Investment in foreign securities may involve a greater degree of risk (including risks relating to exchange fluctuations, tax provisions, or expropriation of assets) than does investment in securities of domestic issuers.

     High Yield Portfolio may invest in both "sponsored" and "unsponsored" ADRs. In a sponsored ADR, the issuer typically pays some or all of the expenses of the depositary and agrees to provide its regular shareholder communications to ADR holders. An unsponsored ADR is created independently of the issuer of the underlying security. The ADR holders generally pay the expenses of the depositary and do not have an undertaking from the issuer of the underlying security to furnish shareholder communications. High Yield Portfolio does not expects to invest as much as 5% of its total assets in unsponsored ADRs.

     With respect to portfolio securities that are issued by foreign issuers or denominated in foreign currencies, High Yield Portfolio's investment performance is affected by the strength or weakness of the U.S. dollar against these currencies. For example, if the dollar falls in value relative to the Japanese yen, the dollar value of a yen-denominated stock held in the investment portfolio will rise even though the price of the stock remains unchanged. Conversely, if the dollar rises in value relative to the yen, the dollar value of the yen-denominated stock will fall. (See discussion of transaction hedging and portfolio hedging under Currency Exchange Transactions.)

     Investors should understand and consider carefully the risks involved in foreign investing. Investing in foreign securities, positions in which are generally denominated in foreign currencies, and utilization of forward foreign currency exchange contracts involve certain considerations comprising both risks and opportunities not typically associated with investing in U.S. securities. These considerations include: fluctuations in exchange rates of foreign currencies; possible imposition of exchange control regulation or currency restrictions that would prevent cash from being brought back to the United States; less public information with respect to issuers of securities; less governmental supervision of stock exchanges, securities brokers, and issuers of securities; lack of uniform accounting, auditing, and financial reporting standards; lack of uniform settlement periods and trading practices; less liquidity and frequently greater price volatility in foreign markets than in the United States; possible imposition of foreign taxes; possible investment in securities of companies in developing as well as developed countries; and sometimes less advantageous legal, operational, and financial protections applicable to foreign sub-custodial arrangements.

     Although High Yield Portfolio will try to invest in companies and governments of countries having stable political environments, there is the possibility of expropriation or confiscatory taxation, seizure or nationalization of foreign bank deposits or other assets, establishment of exchange controls, the adoption of foreign government restrictions, or other adverse political, social or diplomatic developments that could affect investment in these nations.

     Currency Exchange Transactions. Currency exchange transactions may be conducted either on a spot (i.e., cash) basis at the spot rate for purchasing or selling currency prevailing in the foreign exchange market or through forward currency exchange contracts ("forward contracts"). Forward contracts are contractual agreements to purchase or sell a specified currency at a specified future date (or within a specified time period) and price set at the time of the contract. Forward contracts are usually entered into with banks and broker-dealers, are not exchange traded, and are usually for less than one year, but may be renewed.

     High Yield Portfolio's foreign currency exchange transactions are limited to transaction and portfolio hedging involving either specific transactions or portfolio positions, except to the extent described below under Synthetic Foreign Positions. Transaction hedging is the purchase or sale of forward contracts with respect to specific receivables or payables of High Yield Portfolio arising in connection with the purchase and sale of its portfolio securities. Portfolio hedging is the use of forward contracts with respect to portfolio security positions denominated or quoted in a particular foreign currency. Portfolio hedging allows High Yield Portfolio to limit or reduce its exposure in a foreign currency by entering into a forward contract to sell such foreign currency (or another foreign currency that acts as a proxy for that currency) at a future date for a price payable in U.S. dollars so that the value of the foreign-denominated portfolio securities can be approximately matched by a foreign-denominated liability. High Yield Portfolio may not engage in portfolio hedging with respect to the currency of a particular country to an extent greater than the aggregate market value (at the time of making such sale) of the securities held in its portfolio denominated or quoted in that particular currency, except that High Yield Portfolio may hedge all or part of its foreign currency exposure through the use of a basket of currencies or a proxy currency where such currencies or currency act as an effective proxy for other currencies. In such a case, High Yield Portfolio may enter into a forward contract where the amount of the foreign currency to be sold exceeds the value of the securities denominated in such currency. The use of this basket hedging technique may be more efficient and economical than entering into separate forward contracts for each currency held in High Yield Portfolio. High Yield Portfolio may not engage in "speculative" currency exchange transactions.

     At the maturity of a forward contract to deliver a particular currency, High Yield Portfolio may either sell the portfolio security related to such contract and make delivery of the currency, or it may retain the security and either acquire the currency on the spot market or terminate its contractual obligation to deliver the currency by purchasing an offsetting contract with the same currency trader obligating it to purchase on the same maturity date the same amount of the currency.

     It is impossible to forecast with absolute precision the market value of portfolio securities at the expiration of a forward contract. Accordingly, it may be necessary for High Yield Portfolio to purchase additional currency on the spot market (and bear the expense of such purchase) if the market value of the security is less than the amount of currency High Yield Portfolio is obligated to deliver and if a decision is made to sell the security and make delivery of the currency. Conversely, it may be necessary to sell on the spot market some of the currency received upon the sale of the portfolio security if its market value exceeds the amount of currency High Yield Portfolio is obligated to deliver.

     If High Yield Portfolio retains the portfolio security and engages in an offsetting transaction, High Yield Portfolio will incur a gain or a loss to the extent that there has been movement in forward contract prices. If High Yield Portfolio engages in an offsetting transaction, it may subsequently enter into a new forward contract to sell the currency. Should forward prices decline during the period between High Yield Portfolio's entering into a forward contract for the sale of a currency and the date it enters into an offsetting contract for the purchase of the currency, High Yield Portfolio will realize a gain to the extent the price of the currency it has agreed to sell exceeds the price of the currency it has agreed to purchase. Should forward prices increase, High Yield Portfolio will suffer a loss to the extent the price of the currency it has agreed to purchase exceeds the price of the currency it has agreed to sell. A default on the contract would deprive High Yield Portfolio of unrealized profits or force High Yield Portfolio to cover its commitments for purchase or sale of currency, if any, at the current market price.

     Hedging against a decline in the value of a currency does not eliminate fluctuations in the prices of portfolio securities or prevent losses if the prices of such securities decline.
Such transactions also preclude the opportunity for gain if the value of the hedged currency should rise. Moreover, it may not be possible for High Yield Portfolio to hedge against a devaluation that is so generally anticipated that High Yield Portfolio is not able to contract to sell the currency at a price above the devaluation level it anticipates. The cost to High Yield Portfolio of engaging in currency exchange transactions varies with such factors as the currency involved, the length of the contract period, and prevailing market conditions. Since currency exchange transactions are usually conducted on a principal basis, no fees or commissions are involved.

     Synthetic Foreign Positions. High Yield Portfolio may invest in debt instruments denominated in foreign currencies.
In addition to, or in lieu of, such direct investment, High Yield Portfolio may construct a synthetic foreign position by
(a) purchasing a debt instrument denominated in one currency, generally U.S. dollars, and (b) concurrently entering into a forward contract to deliver a corresponding amount of that currency in exchange for a different currency on a future date and at a specified rate of exchange. Because of the availability of a variety of highly liquid U.S. dollar debt instruments, a synthetic foreign position utilizing such U.S. dollar instruments may offer greater liquidity than direct investment in foreign currency debt instruments. The results of a direct investment in a foreign currency and a concurrent construction of a synthetic position in such foreign currency, in terms of both income yield and gain or loss from changes in currency exchange rates, in general should be similar, but would not be identical because the components of the alternative investments would not be identical.

     High Yield Portfolio may also construct a synthetic foreign position by entering into a swap arrangement. A swap is a contractual agreement between two parties to exchange cash flows--at the time of the swap agreement and again at maturity, and, with some swaps, at various intervals through the period of the agreement. The use of swaps to construct a synthetic foreign position would generally entail the swap of interest rates and currencies. A currency swap is a contractual arrangement between two parties to exchange principal amounts in different currencies at a predetermined foreign exchange rate. An interest rate swap is a contractual agreement between two parties to exchange interest payments on identical principal amounts. An interest rate swap may be between a floating and a fixed rate instrument, a domestic and a foreign instrument, or any other type of cash flow exchange. A currency swap generally has the same risk characteristics as a forward currency contract, and all types of swaps have counter-party risk. Depending on the facts and circumstances, swaps may be considered illiquid. Illiquid securities usually have greater investment risk and are subject to greater price volatility.
The net amount of the excess, if any, of High Yield Portfolio's obligations over which it is entitled to receive with respect to an interest rate or currency swap will be accrued daily and liquid assets (cash, U.S. Government securities, or other "high grade" debt obligations) of High Yield Portfolio having a value at least equal to such accrued excess will be segregated on the books of High Yield Portfolio and held by the Custodian for the duration of the swap.

     High Yield Portfolio may also construct a synthetic foreign position by purchasing an instrument whose return is tied to the return of the desired foreign position. An investment in these "principal exchange rate linked securities" (often called PERLS) can produce a similar return to a direct investment in a foreign security.

RULE 144A SECURITIES

     High Yield Portfolio may purchase securities that have been privately placed but that are eligible for purchase and sale under Rule 144A under the 1933 Act. That Rule permits certain qualified institutional buyers, such as High Yield Portfolio, to trade in privately placed securities that have not been registered for sale under the 1933 Act. The Adviser, under the supervision of the Board of Trustees, will consider whether securities purchased under Rule 144A are illiquid and thus subject to High Yield Portfolio's restriction of investing no more than 10% of its net assets in illiquid securities. A determination of whether a Rule 144A security is liquid or not is a question of fact. In making this determination, the Adviser will consider the trading markets for the specific security, taking into account the unregistered nature of a Rule 144A security. In addition, the Adviser could consider the (1) frequency of trades and quotes, (2) number of dealers and potential purchasers, (3) dealer undertakings to make a market, and (4) nature of the security and of marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers, and the mechanics of transfer). The liquidity of Rule 144A securities would be monitored and, if as a result of changed conditions, it is determined that a Rule 144A security is no longer liquid, High Yield Portfolio's holdings of illiquid securities would be reviewed to determine what, if any, steps are required to assure that High Yield Portfolio does not invest more than 10% of its assets in illiquid securities. Investing in Rule 144A securities could have the effect of increasing the amount of High Yield Portfolio's assets invested in illiquid securities if qualified institutional buyers are unwilling to purchase such securities. High Yield Portfolio does not expect to invest as much as 5% of its total assets in Rule 144A securities that have not been deemed to be liquid by the Adviser.

PORTFOLIO TURNOVER

     The turnover rate for High Yield Portfolio in the future may vary greatly from year to year, and when portfolio changes are deemed appropriate due to market or other conditions, such turnover rate may be greater than might otherwise be anticipated. A high rate of portfolio turnover may result in increased transaction expenses and the realization of capital gains or losses. Distributions of any net realized gains are subject to federal income tax. (See Risks and Investment Considerations and Distributions and Income Taxes in the Prospectus, and Additional Income Tax Considerations in this Statement of Additional Information.)

OPTIONS ON SECURITIES AND INDEXES

     High Yield Portfolio may purchase and may sell both put options and call options on debt or other securities or indexes in standardized contracts traded on national securities exchanges, boards of trade, or similar entities, or quoted on NASDAQ, and agreements, sometimes called cash puts, that may accompany the purchase of a new issue of bonds from a dealer.

     An option on a security (or index) is a contract that gives the purchaser (holder) of the option, in return for a premium, the right to buy from (call) or sell to (put) the seller (writer) of the option the security underlying the option (or the cash value of the index) at a specified exercise price at any time during the term of the option. The writer of an option on an individual security has the obligation upon exercise of the option to deliver the underlying security upon payment of the exercise price or to pay the exercise price upon delivery of the underlying security. Upon exercise, the writer of an option on an index is obligated to pay the difference between the cash value of the index and the exercise price multiplied by the specified multiplier for the index option. (An index is designed to reflect specified facets of a particular financial or securities market, a specific group of financial instruments or securities, or certain economic indicators.)

     High Yield Portfolio will write call options and put options only if they are "covered." In the case of a call option on a security, the option is "covered" if High Yield Portfolio owns the security underlying the call or has an absolute and immediate right to acquire that security without additional cash consideration (or, if additional cash consideration is required, cash or cash equivalents in such amount are held in a segregated account by its custodian) upon conversion or exchange of other securities held in its portfolio.

     If an option written by High Yield Portfolio expires, High Yield Portfolio realizes a capital gain equal to the premium received at the time the option was written. If an option purchased by High Yield Portfolio expires, High Yield Portfolio realizes a capital loss equal to the premium paid.

     Prior to the earlier of exercise or expiration, an option may be closed out by an offsetting purchase or sale of an option of the same series (type, exchange, underlying security or index, exercise price, and expiration). There can be no assurance, however, that a closing purchase or sale transaction can be effected when High Yield Portfolio desires.

     High Yield Portfolio will realize a capital gain from a closing purchase transaction if the cost of the closing option is less than the premium received from writing the option, or, if it is more, High Yield Portfolio will realize a capital loss. If the premium received from a closing sale transaction is more than the premium paid to purchase the option, High Yield Portfolio will realize a capital gain or, if it is less, High Yield Portfolio will realize a capital loss. The principal factors affecting the market value of a put or a call option include supply and demand, interest rates, the current market price of the underlying security or index in relation to the exercise price of the option, the volatility of the underlying security or index, and the time remaining until the expiration date.

     A put or call option purchased by High Yield Portfolio is an asset of High Yield Portfolio, valued initially at the premium paid for the option. The premium received for an option written by High Yield Portfolio is recorded as a deferred credit. The value of an option purchased or written is marked-to-market daily and is valued at the closing price on the exchange on which it is traded or, if not traded on an exchange or no closing price is available, at the mean between the last bid and asked prices.

     Risks Associated with Options on Securities and Indexes. There are several risks associated with transactions in options on securities and on indexes. For example, there are significant differences between the securities markets and options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve its objectives. A decision as to whether, when and how to use options involves the exercise of skill and judgment, and even a well-conceived transaction may be unsuccessful to some degree because of market behavior or unexpected events.

     There can be no assurance that a liquid market will exist when High Yield Portfolio seeks to close out an option position. If High Yield Portfolio were unable to close out an option that it had purchased on a security, it would have to exercise the option in order to realize any profit or the option would expire and become worthless. If High Yield Portfolio were unable to close out a covered call option that it had written on a security, it would not be able to sell the underlying security until the option expired. As the writer of a covered call option, High Yield Portfolio foregoes, during the option's life, the opportunity to profit from increases in the market value of the security covering the call option above the sum of the premium and the exercise price of the call.

     If trading were suspended in an option purchased by High Yield Portfolio, High Yield Portfolio would not be able to close out the option. If restrictions on exercise were imposed, High Yield Portfolio might be unable to exercise an option it has purchased.

FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS

     High Yield Portfolio may use interest rate futures contracts and index futures contracts. An interest rate or index futures contract provides for the future sale by one party and purchase by another party of a specified quantity of a financial instrument or the cash value of an index /2/ at a specified price and time. A public market exists in futures contracts covering a number of indexes as well as the following financial instruments: U.S. Treasury bonds; U.S. Treasury notes; GNMA Certificates; three-month U.S. Treasury bills; 90-day commercial paper; bank certificates of deposit; Eurodollar certificates of deposit; and foreign currencies. It is expected that other futures contracts will be developed and traded.
--------------
/2/A futures contract on an index is an agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to the difference between the value of the index at the close of the last trading day of the contract and the price at which the index contract was originally written. Although the value of a securities index is a function of the value of certain specified securities, no physical delivery of those securities is made.

--------------

     High Yield Portfolio may purchase and write call and put futures options. Futures options possess many of the same characteristics as options on securities and indexes (discussed above). A futures option gives the holder the right, in return for the premium paid, to assume a long position (call) or short position (put) in a futures contract at a specified exercise price at any time during the period of the option. Upon exercise of a call option, the holder acquires a long position in the futures contract and the writer is assigned the opposite short position. In the case of a put option, the opposite is true. High Yield Portfolio might, for example, use futures contracts to hedge against or gain exposure to fluctuations in the general level of security prices, anticipated changes in interest rates or currency fluctuations that might adversely affect either the value of High Yield Portfolio's securities or the price of the securities that High Yield Portfolio intends to purchase. Although other techniques could be used to reduce High Yield Portfolio's exposure to security price, interest rate and currency fluctuations, High Yield Portfolio may be able to achieve its exposure more effectively and perhaps at a lower cost by using futures contracts and futures options.

     High Yield Portfolio will only enter into futures contracts and futures options that are standardized and traded on an exchange, board of trade, or similar entity, or quoted on an automated quotation system.

     The success of any futures transaction depends on the Adviser correctly predicting changes in the level and direction of security prices, interest rates, currency exchange rates and other factors. Should those predictions be incorrect, High Yield Portfolio's return might have been better had the transaction not been attempted; however, in the absence of the ability to use futures contracts, the Adviser might have taken portfolio actions in anticipation of the same market movements with similar investment results but, presumably, at greater transaction costs.

     When a purchase or sale of a futures contract is made by High Yield Portfolio, High Yield Portfolio is required to deposit with its custodian (or broker, if legally permitted) a specified amount of cash or U.S. Government securities or other securities acceptable to the broker ("initial margin"). The margin required for a futures contract is set by the exchange on which the contract is traded and may be modified during the term of the contract. The initial margin is in the nature of a performance bond or good faith deposit on the futures contract that is returned to High Yield Portfolio upon termination of the contract, assuming all contractual obligations have been satisfied. High Yield Portfolio expects to earn interest income on its initial margin deposits. A futures contract held by High Yield Portfolio is valued daily at the official settlement price of the exchange on which it is traded. Each day High Yield Portfolio pays or receives cash, called "variation margin," equal to the daily change in value of the futures contract.
This process is known as "marking-to-market." Variation margin paid or received by High Yield Portfolio does not represent a borrowing or loan by High Yield Portfolio but is instead settlement between High Yield Portfolio and the broker of the amount one would owe the other if the futures contract had expired at the close of the previous trading day. In computing daily net asset value, High Yield Portfolio will mark-to-market its open futures positions.

     High Yield Portfolio is also required to deposit and maintain margin with respect to put and call options on futures contracts written by it. Such margin deposits will vary depending on the nature of the underlying futures contract (and the related initial margin requirements), the current market value of the option, and other futures positions held by High Yield Portfolio.

     Although some futures contracts call for making or taking delivery of the underlying securities, usually these obligations are closed out prior to delivery by offsetting purchases or sales of matching futures contracts (same exchange, underlying security or index, and delivery month). If an offsetting purchase price is less than the original sale price, High Yield Portfolio realizes a capital gain, or if it is more, High Yield Portfolio realizes a capital loss. Conversely, if an offsetting sale price is more than the original purchase price, High Yield Portfolio realizes a capital gain, or if it is less, High Yield Portfolio realizes a capital loss. The transaction costs must also be included in these calculations.

RISKS ASSOCIATED WITH FUTURES

     There are several risks associated with the use of futures contracts and futures options as hedging techniques. A purchase or sale of a futures contract may result in losses in excess of the amount invested in the futures contract. In trying to increase or reduce market exposure, there can be no guarantee that there will be a correlation between price movements in the futures contract and in the portfolio exposure sought. In addition, there are significant differences between the securities and futures markets that could result in an imperfect correlation between the markets, causing a given transaction not to achieve its objectives. The degree of imperfection of correlation depends on circumstances such as: variations in speculative market demand for futures, futures options and debt securities, including technical influences in futures trading and futures options and differences between the financial instruments and the instruments underlying the standard contracts available for trading in such respects as interest rate levels, maturities, and creditworthiness of issuers. A decision as to whether, when and how to hedge involves the exercise of skill and judgment, and even a well-conceived transaction may be unsuccessful to some degree because of market behavior or unexpected interest rate trends.

     Futures exchanges may limit the amount of fluctuation permitted in certain futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day's settlement price at the end of the current trading session. Once the daily limit has been reached in a futures contract subject to the limit, no more trades may be made on that day at a price beyond that limit. The daily limit governs only price movements during a particular trading day and therefore does not limit potential losses because the limit may work to prevent the liquidation of unfavorable positions. For example, futures prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of positions and subjecting some holders of futures contracts to substantial losses.

     There can be no assurance that a liquid market will exist at a time when High Yield Portfolio seeks to close out a futures or a futures option position. High Yield Portfolio would be exposed to possible loss on the position during the interval of inability to close and would continue to be required to meet margin requirements until the position is closed. In addition, many of the contracts discussed above are relatively new instruments without a significant trading history. As a result, there can be no assurance that an active secondary market will develop or continue to exist.

LIMITATIONS ON OPTIONS AND FUTURES

     If other options, futures contracts, or futures options of types other than those described herein are traded in the future, High Yield Portfolio may also use those investment vehicles, provided the Board of Trustees determines that their use is consistent with High Yield Portfolio's investment objective.

     High Yield Portfolio will not enter into a futures contract or purchase an option thereon if, immediately thereafter, the initial margin deposits for futures contracts held by High Yield Portfolio plus premiums paid by it for open futures option positions, less the amount by which any such positions are "in-the-money," /3/ would exceed 5% of High Yield Portfolio's total assets.
-------------
/3/ A call option is "in-the-money" if the value of the futures contract that is the subject of the option exceeds the exercise price. A put option is "in-the-money" if the exercise price exceeds the value of the futures contract that is the subject of the option.
-------------

     When purchasing a futures contract or writing a put on a futures contract, High Yield Portfolio must maintain with its custodian (or broker, if legally permitted) cash or cash equivalents (including any margin) equal to the market value of such contract. When writing a call option on a futures contract, High Yield Portfolio similarly will maintain with its custodian cash or cash equivalents (including any margin) equal to the amount by which such option is in-the-money until the option expires or is closed out by High Yield Portfolio.

     High Yield Portfolio may not maintain open short positions in futures contracts, call options written on futures contracts or call options written on indexes if, in the aggregate, the market value of all such open positions exceeds the current value of the securities in its portfolio, plus or minus unrealized gains and losses on the open positions, adjusted for the historical relative volatility of the relationship between the portfolio and the positions. For this purpose, to the extent High Yield Portfolio has written call options on specific securities in its portfolio, the value of those securities will be deducted from the current market value of the securities portfolio.

     In order to comply with Commodity Futures Trading Commission Regulation 4.5 and thereby avoid being deemed a "commodity pool operator," High Yield Portfolio will use commodity futures or commodity options contracts solely for bona fide hedging purposes within the meaning and intent of Regulation 1.3(z), or, with respect to positions in commodity futures and commodity options contracts that do not come within the meaning and intent of 1.3(z), the aggregate initial margin and premiums required to establish such positions will not exceed 5% of the fair market value of the assets of High Yield Portfolio, after taking into account unrealized profits and unrealized losses on any such contracts it has entered into [in the case of an option that is in-the-money at the time of purchase, the in-the-money amount (as defined in Section 190.01(x) of the Commission Regulations) may be excluded in computing such 5%].

     As long as Institutional High Yield Fund continues to sell its shares in certain states, High Yield Portfolio's options transactions will also be subject to certain non-fundamental investment restrictions set forth under Investment Restrictions in this Statement of Additional Information.

TAXATION OF OPTIONS AND FUTURES

     If High Yield Portfolio exercises a call or put option that it holds, the premium paid for the option is added to the cost basis of the security purchased (call) or deducted from the proceeds of the security sold (put). For cash settlement options and futures options exercised by High Yield Portfolio, the difference between the cash received at exercise and the premium paid is a capital gain or loss.

     If a call or put option written by High Yield Portfolio is exercised, the premium is included in the proceeds of the sale of the underlying security (call) or reduces the cost basis of the security purchased (put). For cash settlement options and futures options written by High Yield Portfolio, the difference between the cash paid at exercise and the premium received is a capital gain or loss.

     Entry into a closing purchase transaction will result in capital gain or loss. If an option written by High Yield Portfolio was in-the-money at the time it was written and the security covering the option was held for more than the long-term holding period prior to the writing of the option, any loss realized as a result of a closing purchase transaction will be long-term. The holding period of the securities covering an in-the-money option will not include the period of time the option is outstanding.

     A futures contract held until delivery results in capital gain or loss equal to the difference between the price at which the futures contract was entered into and the settlement price on the earlier of delivery notice date or expiration date. If High Yield Portfolio delivers securities under a futures contract, High Yield Portfolio also realizes a capital gain or loss on those securities.

     For federal income tax purposes, High Yield Portfolio generally is required to recognize as income for each taxable year its net unrealized gains and losses as of the end of the year on options, futures and futures options positions ("year-end mark-to-market"). Generally, any gain or loss recognized with respect to such positions (either by year-end mark-to-market or by actual closing of the positions) is considered to be 60% long-term and 40% short-term, without regard to the holding periods of the contracts. However, in the case of positions classified as part of a "mixed straddle," the recognition of losses on certain positions (including options, futures and futures options positions, the related securities and certain successor positions thereto) may be deferred to a later taxable year. Sale of futures contracts or writing of call options (or futures call options) or buying put options (or futures put options) that are intended to hedge against a change in the value of securities held by High Yield Portfolio: (1) will affect the holding period of the hedged securities; and (2) may cause unrealized gain or loss on such securities to be recognized upon entry into the hedge.

     In order for High Yield Portfolio to continue to qualify for federal income tax treatment as a regulated investment company, at least 90% of its gross income for a taxable year must be derived from qualifying income; i.e., dividends, interest, income derived from loans of securities, and gains from the sale of securities or foreign currencies or other income (including but not limited to gains from options, futures, and forward contracts). In addition, gains realized on the sale or other disposition of securities held for less than three months must be limited to less than 30% of High Yield Portfolio's annual gross income. Any net gain realized from futures (or futures options) contracts will be considered gain from the sale of securities and therefore be qualifying income for purposes of the 90% requirement. In order to avoid realizing excessive gains on securities held less than three months, High Yield Portfolio may be required to defer the closing out of certain positions beyond the time when it would otherwise be advantageous to do so.

     Institutional High Yield Fund distributes to shareholders annually any net capital gains that have been recognized for federal income tax purposes (including year-end mark-to-market gains) on options and futures transactions. Such distributions are combined with distributions of capital gains realized on the other investments and shareholders are advised of the nature of the payments.

                  INVESTMENT RESTRICTIONS

     Institutional High Yield Fund and High Yield Portfolio operate under the following investment restrictions.
Institutional High Yield Fund and High Yield Portfolio may not:

     (1) invest in a security if, as a result of such investment, more than 25% of its total assets (taken at market value at the time of such investment) would be invested in the securities of issuers in any particular industry, except that this restriction does not apply to U.S. Government Securities, and [Institutional High Yield Fund only] except that all or substantially all of the assets of the Fund may be invested in another registered investment company having the same investment objective and substantially similar investment policies as the Fund;

     (2) invest in a security if, with respect to 75% of its assets, as a result of such investment, more than 5% of its total assets (taken at market value at the time of such investment) would be invested in the securities of any one issuer, except that this restriction does not apply to U.S. Government Securities or repurchase agreements for such securities and [Institutional High Yield Fund only] except that all or substantially all of the assets of the Fund may be invested in another registered investment company having the same investment objective and substantially similar investment policies as the Fund;

     (3) invest in a security if, as a result of such investment, it would hold more than 10% (taken at the time of such investment) of the outstanding voting securities of any one issuer, [Institutional High Yield Fund only] except that all or substantially all of the assets of the Fund may be invested in another registered investment company having the same investment objective and substantially similar investment policies as the Fund;

     (4) purchase or sell real estate (although it may purchase securities secured by real estate or interests therein, or securities issued by companies which invest in real estate, or interests therein);

     (5) purchase or sell commodities or commodities contracts or oil, gas or mineral programs, except that it may enter into
(i) futures and options on futures and (ii) forward contracts;

     (6) purchase securities on margin, except for use of short-term credit necessary for clearance of purchases and sales of portfolio securities, but it may make margin deposits in connection with transactions in options, futures, and options on futures;


     (7) make loans, although it may (a) lend portfolio securities and participate in an interfund lending program with other Stein Roe Funds and Portfolios provided that no such loan may be made if, as a result, the aggregate of such loans would exceed 33 1/3% of the value of its total assets (taken at market value at the time of such loans); (b) purchase money market instruments and enter into repurchase agreements; and (c) acquire publicly-distributed or privately-placed debt securities;

     (8) borrow except that it may (a) borrow for non-leveraging, temporary or emergency purposes, (b) engage in reverse repurchase agreements and make other borrowings, provided that the combination of (a) and (b) shall not exceed 33 1/3% of the value of its total assets (including the amount borrowed) less liabilities (other than borrowings) or such other percentage permitted by law, and (c) enter into futures and options transactions; it may borrow from banks, other Stein Roe Funds and Portfolios, and other persons to the extent permitted by applicable law;


     (9) act as an underwriter of securities, except insofar as it may be deemed to be an "underwriter" for purposes of the Securities Act of 1933 on disposition of securities acquired subject to legal or contractual restrictions on resale, [Institutional High Yield Fund only] except that all or substantially all of the assets of the Fund may be invested in another registered investment company having the same investment objective and substantially similar investment policies as the Fund; or

     (10) issue any senior security except to the extent permitted under the Investment Company Act of 1940.

     The above restrictions are fundamental policies and may not be changed without the approval of a "majority of the outstanding voting securities" of the Fund or High Yield Portfolio, as previously defined herein. The policy on the scope of transactions involving lending of portfolio securities to broker-dealers and banks (as set forth herein under Portfolio Investments and Strategies) is also a fundamental policy.

     Institutional High Yield Fund and High Yield Portfolio are also subject to the following restrictions and policies that may be changed by the Board of Trustees. None of the following restrictions shall prevent it from investing all or substantially all of its assets in another investment company having the same investment objective and substantially similar investment policies as the Fund. Unless otherwise indicated, Institutional High Yield Fund and High Yield Portfolio may not:

     (A) invest for the purpose of exercising control or management;

     (B) purchase more than 3% of the stock of another investment company or purchase stock of other investment companies equal to more than 5% of its total assets (valued at time of purchase) in the case of any one other investment company and 10% of such assets (valued at time of purchase) in the case of all other investment companies in the aggregate; any such purchases are to be made in the open market where no profit to a sponsor or dealer results from the purchase, other than the customary broker's commission, except for securities acquired as part of a merger, consolidation or acquisition of assets;/4/
------------
/4/Stein Roe Funds have been informed that the staff of the Securities and Exchange Commission takes the position that the issuers of certain CMOs and certain other collateralized assets are investment companies and that subsidiaries of foreign banks may be investment companies for purposes of Section 12(d)(1) of the Investment Company Act of 1940, which limits the ability of one investment company to invest in another investment company. Accordingly, High Yield Portfolio intends to operate within the applicable limitations under Section 12(d)(1)(A) of that Act.
------------
     (C) mortgage, pledge, hypothecate or in any manner transfer, as security for indebtedness, any securities owned or held by it, except as may be necessary in connection with (i) borrowings permitted in (8) above and (ii) options, futures, and options on futures;

     (D) purchase or retain securities of any issuer if 5% of the securities of such issuer are owned by those officers and trustees or directors of the Trust or of its investment adviser who each own beneficially more than l/2 of 1% of its securities;

     (E) purchase portfolio securities from, or sell portfolio securities to, any of the officers and directors or trustees of the Trust or of its investment adviser;

     (F) purchase shares of other open-end investment companies, except in connection with a merger, consolidation, acquisition, or reorganization;

     (G) invest more than 5% of its net assets (valued at time of investment) in warrants, nor more than 2% of its net assets in warrants which are not listed on the New York or American
Stock Exchange;

     (H) purchase a put or call option if the aggregate premiums paid for all put and call options exceed 20% of its net assets (less the amount by which any such positions are in-the-money), excluding put and call options purchased as closing transactions;

     (I) write an option on a security unless the option is issued by the Options Clearing Corporation, an exchange, or similar entity;

     (J) buy or sell an option on a security, a futures contract, or an option on a futures contract unless the option, the futures contract, or the option on the futures contract is offered through the facilities of a national securities association or listed on a national exchange or similar entity;

     (K) invest in limited partnerships in real estate unless they are readily marketable;

     (L) sell securities short unless (i) it owns or has the right to obtain securities equivalent in kind and amount to those sold short at no added cost or (ii) the securities sold are "when issued" or "when distributed" securities which it expects to receive in a recapitalization, reorganization, or other exchange for securities it contemporaneously owns or has the right to obtain and provided that transactions in options, futures, and options on futures are not treated as short sales;

     (M) invest more than 5% of its total assets (taken at market value at the time of a particular investment) in securities of issuers (other than issuers of federal agency obligations or securities issued or guaranteed by any foreign country or asset-backed securities) that, together with any predecessors or unconditional guarantors, have been in continuous operation for less than three years ("unseasoned issuers");

     (N) invest more than 15% of its total assets (taken at market value at the time of a particular investment) in restricted securities, other than securities eligible for resale pursuant to Rule 144A under the Securities Act of 1933;

     (O) invest more than 15% of its total assets (taken at market value at the time of a particular investment) in restricted securities and securities of unseasoned issuers; or

     (P) invest more than 10% of its net assets (taken at market value at the time of a particular investment) in illiquid securities /5/, including repurchase agreements maturing in more than seven days.
-------------
/5/ In the judgment of the Adviser, Private Placement Notes, which are issued pursuant to Section 4(2) of the Securities Act of 1933, generally are readily marketable even though they are subject to certain legal restrictions on resale. As such, they are not treated as being subject to the limitation on illiquid securities.
-------------

           ADDITIONAL INVESTMENT CONSIDERATIONS


     The Adviser seeks to provide superior long-term investment results through a disciplined, research-intensive approach to investment selection and prudent risk management. In working to build wealth for generations, it has been guided by three primary objectives which it believes are the foundation of a successful investment program. These objectives are preservation of capital, limited volatility through managed risk, and consistent above-average returns, as appropriate for the particular client or managed account.


     Because every investor's needs are different, Stein Roe mutual funds are designed to accommodate different investment objectives, risk tolerance levels, and time horizons. In selecting a mutual fund, investors should ask the following questions:

What are my investment goals?
It is important to a choose a fund that has investment objectives compatible with your investment goals.

What is my investment time frame?
If you have a short investment time frame (e.g., less than three years), a mutual fund that seeks to provide a stable share price, such as a money market fund, or one that seeks capital preservation as one of its objectives may be appropriate. If you have a longer investment time frame, you may seek to maximize your investment returns by investing in a mutual fund that offers greater yield or appreciation potential in exchange for greater investment risk.

What is my tolerance for risk?
All investments, including those in mutual funds, have risks which will vary depending on investment objective and security type. However, mutual funds seek to reduce risk through professional investment management and portfolio diversification.

     In general, equity mutual funds emphasize long-term capital appreciation and tend to have more volatile net asset values than bond or money market mutual funds. Although there is no guarantee that they will be able to maintain a stable net asset value of $1.00 per share, money market funds emphasize safety of principal and liquidity, but tend to offer lower income potential than bond funds. Bond funds tend to offer higher income potential than money market funds but tend to have greater risk of principal and yield volatility.


     In addition, the Adviser believes that investment in a high yield fund provides an opportunity to diversify an investment portfolio because the economic factors that affect the performance of high-yield, high-risk debt securities differ from those that affect the performance of high-quality debt securities or equity securities.


                  PURCHASES AND REDEMPTIONS


     Purchases and redemptions are discussed in the Prospectus under the headings How to Purchase Shares, How to Redeem Shares, and Net Asset Value, and that information is incorporated herein by reference. The Prospectus discloses that shares may be purchased (or redeemed) through investment dealers, banks, or other intermediaries. It is the responsibility of any such intermediary to establish procedures insuring the prompt transmission to Institutional Trust of any such purchase order. The state of Texas has asked that mutual funds disclose in their Statement of Additional Information, as a reminder to any such intermediary, that it must be registered as a dealer in Texas.

     Through an account with an Intermediary, a shareholder may be able to exchange shares of Institutional High Yield Fund for shares of another Stein Roe Fund. Each Intermediary will establish its own exchange policy and procedures for its accounts. Shares are exchanged at the next price calculated on a day the NYSE is open, after an exchange order is received and accepted by an Intermediary.

- Shares can be exchanged only between accounts registered in the same name, address, and taxpayer ID number of the Intermediary.
- An exchange can be made only into a Stein Roe Fund whose shares are eligible for sale in the state where the Intermediary is located.
- An exchange may have tax consequences.
- Institutional High Yield Fund may refuse any exchange orders from any Intermediary if for any reason they are not deemed to be in the best interests of the Fund and its shareholders.
- Institutional High Yield Fund may impose other restrictions on the exchange privilege, or modify or terminate the privilege, but will try to give each Intermediary advance notice whenever it can reasonably do so.


     Institutional High Yield Fund's net asset value is determined on days on which the New York Stock Exchange (the "NYSE") is open for trading. The NYSE is regularly closed on Saturdays and Sundays and on New Year's Day, the third Monday in February, Good Friday, the last Monday in May, Independence Day, Labor Day, Thanksgiving, and Christmas. If one of these holidays falls on a Saturday or Sunday, the NYSE will be closed on the preceding Friday or the following Monday, respectively. Net asset value will not be determined on days when the NYSE is closed unless, in the judgment of the Board of Trustees, net asset value of Institutional High Yield Fund should be determined on any such day, in which case the determination will be made at 3:00 p.m., central time.

     Institutional Trust reserves the right to suspend or postpone redemptions of shares of its series during any period when: (a) trading on the NYSE is restricted, as determined by the Securities and Exchange Commission, or the NYSE is closed for other than customary weekend and holiday closings; (b) the Securities and Exchange Commission has by order permitted such suspension; or (c) an emergency, as determined by the Securities and Exchange Commission, exists, making disposal of portfolio securities or valuation of net assets of a series not reasonably practicable.

     Institutional Trust intends to pay all redemptions in cash and is obligated to redeem shares of its series solely in cash up to the lesser of $250,000 or one percent of the net assets of Institutional High Yield Fund during any 90-day period for any one shareholder. However, redemptions in excess of such limit may be paid wholly or partly by a distribution in kind of securities. If redemptions were made in kind, the redeeming shareholders might incur transaction costs in selling the securities received in the redemptions.

     Due to the relatively high cost of maintaining smaller accounts, Institutional Trust reserves the right to redeem shares in any account for their then-current value (which will be promptly paid to the investor) if at any time the shares in the account do not have a value of at least $100,000. An investor will be notified that the value of his account is less than the minimum and allowed at least 30 days to bring the value of the account up to at least $100,000 before the redemption is processed. The Agreement and Declaration of Trust also authorizes Institutional Trust to redeem shares under certain other circumstances as may be specified by the Board of Trustees.

                       MANAGEMENT

     The following table sets forth certain information with respect to trustees and officers of Institutional Trust:


                          POSITION(S) HELD WITH    PRINCIPAL OCCUPATION(S)
NAME                 AGE  INSTITUTIONAL TRUST      DURING PAST FIVE YEARS

Gary A. Anetsberger  41  Senior Vice-President     Chief Financial Officer of the
  (4)                                              Mutual Funds division of Stein
                                                   Roe & Farnham Incorporated
                                                   (the  "Adviser"); senior vice
                                                   president of the Adviser since
                                                   April, 1996;  vice president
                                                   of the Adviser  prior thereto

Timothy K. Armour    48  President; Trustee        President of the Mutual Funds
  (1)(2)(4)                                        division of the Adviser and
                                                   director of the Adviser since
                                                   June, 1992; senior vice president
                                                   and director of marketing of
                                                   Citibank Illinois prior thereto
Jilaine Hummel Bauer 41  Executive Vice-President; General counsel and secretary of
   (4)                     Secretary               the Adviser since November 1995;
                                                   senior vice president of the
                                                   Adviser since April, 1992; vice
                                                   president of the Adviser prior
                                                   thereto
Ann H. Benjamin      38  Vice-President            Senior vice president of the
                                                   Adviser since July, 1994; vice
                                                   president of the Adviser from
                                                   January, 1992 to July, 1994;
                                                   associate of the Adviser prior
                                                   thereto

Kenneth L. Block     76  Trustee                   Chairman Emeritus of A. T. Kearney,
   (3)(4)                                          Inc. (international management
                                                   consultants)

William W. Boyd      70  Trustee                   Chairman and director of Sterling
  (3)(4)                                           Plumbing Group, Inc. (manufacturer
                                                   of plumbing products) since 1992;
                                                   chairman, president, and chief
                                                   executive officer of Sterling
                                                   Plumbing Group, Inc. prior thereto

Thomas W. Butch      39  Vice-President            Senior vice president of the
                                                   Adviser since September, 1994;
                                                   first vice president, corporate
                                                   communications, of Mellon Bank
                                                   Corporation prior thereto

Lindsay Cook(1)(4)   44  Trustee                   Senior vice president of Liberty
                                                   Financial Companies, Inc. (the
                                                   indirect parent of the Adviser)

Philip J. Crosley    50  Vice-President            Senior Vice President of the
                                                   Adviser since February, 1996;
                                                   Vice President, Institutional
                                                   Sales-Advisor Sales, Invesco
                                                   Funds Group prior thereto

Douglas A. Hacker    41  Trustee                   Senior vice president and chief
  (3)(4)                                           financial officer, United
                                                   Airlines, since July, 1994;
                                                   senior vice president - Finance,
                                                   United Airlines, February, 1993
                                                   to July, 1994; vice president,
                                                   American Airlines prior thereto

Janet Langford Kelly 39  Trustee                   Senior vice president, secretary
   (3)(4)                                          and general counsel, Sara Lee
                                                   Corporation (branded, packaged,
                                                   consumer-products manufacturer),
                                                   since 1995; partner, Sidley &
                                                   Austin (law firm), 1991 through 1994

Michael T. Kennedy   34  Vice-President            Senior vice president of the
                                                   Adviser since October, 1994;
                                                   vice president of the Adviser
                                                   from January, 1992 to October,
                                                   1994; associate of the Adviser
                                                   prior thereto

Steven P. Luetger    43  Vice-President            Senior vice president of the Adviser

Lynn C. Maddox       55  Vice-President            Senior vice president of the Adviser

Anne E. Marcel       38  Vice-President            Vice president of the Adviser
                                                   since April, 1996; manager,
                                                   Mutual Fund Sales & Services
                                                   of the Adviser since October,
                                                   1994; supervisor of the Counselor
                                                   Department of the Adviser from
                                                   October, 1992 to October, 1994;
                                                   vice president of Selected
                                                   Financial Services prior thereto

Francis W. Morley    76  Trustee                   Chairman of Employer Plan
  (2)(3)(4)                                        Administrators and Consultants
                                                   Co. (designer, administrator,
                                                   and communicator of employee
                                                   benefit plans)

Jane M. Naeseth      46  Vice-President            Senior vice president of the
                                                   Adviser since January, 1991; vice
                                                   president of the Adviser prior thereto

Charles R. Nelson    54  Trustee                   Van Voorhis Professor of Political
  (3) (4)                                          Economy of the University of Washington

Nicolette D. Parrish 47  Vice-President;           Senior compliance administrator and
  (4)                    Assistant Secretary       assistant secretary of the Adviser
                                                   since November 1995; senior legal
                                                   assistant for the Adviser prior thereto

Cynthia A. Prah (4)  34  Vice-President            Manager of Shareholder
                                                   Transaction Processing for
                                                   the Adviser

Sharon R. Robertson  35  Controller                Accounting manager for the Adviser's
  (4)                                              Mutual Funds division

Janet B. Rysz (4)    41  Assistant Secretary       Senior compliance administrator
                                                   and assistant secretary of the
                                                   Adviser

Thomas P. Sorbo      35  Vice-President            Senior vice president of the
                                                   Adviser since January, 1994;
                                                   vice president of the Adviser
                                                   from September, 1992 to December,
                                                   1993; associate of Travelers
                                                   Insurance Company prior thereto

Thomas C. Theobald   59  Trustee                   Managing partner, William Blair
  (3) (4)                                          Capital Partners (private equity
                                                   fund) since 1994; chief executive
                                                   officer and chairman of the Board
                                                   of Directors of Continental Bank
                                                   Corporation prior thereto

Heidi J. Walter (4)  29  Vice-President            Legal counsel for the Adviser
                                                   since March, 1995; associate with
                                                   Beeler Schad & Diamond, P,C.
                                                   prior thereto

Hans P. Ziegler (4)  55  Executive Vice-President  Chief executive officer of the
                                                   Adviser since May, 1994;
                                                   president of the Investment
                                                   Counsel division of the Adviser
                                                   from July, 1993 to June, 1994;
                                                   president and chief executive
                                                   officer, Pitcairn Financial
                                                   Management Group prior thereto

Margaret O. Zwick    30  Treasurer                 Compliance manager for the Adviser's
  (4)                                              Mutual Funds division since
                                                   August 1995; compliance
                                                   accountant, January 1995 to
                                                   July 1995; section manager,
                                                   January 1994 to January 1995;
                                                   supervisor prior thereto

______________________
(1) Trustee who is an "interested person" of Institutional Trust and of the Adviser, as defined in the Investment Company Act of 1940.
(2) Member of the Executive Committee of the Board of Trustees, which is authorized to exercise all powers of the Board with certain statutory exceptions.
(3) Member of the Audit Committee of the Board, which makes recommendations to the Board regarding the selection of auditors and confers with the auditors regarding the scope and results of the audit.
(4) This person holds the corresponding officer or trustee position with the Base Trust.


     Certain of the trustees and officers of Institutional Trust and of Base Trust are trustees or officers of other investment companies managed by the Adviser. Mr. Armour, Ms. Bauer, and Mr. Cook are also vice presidents of Institutional High Yield Fund's distributor, Liberty Securities Corporation. The address of Mr. Block is 11 Woodley Road, Winnetka, Illinois 60093; that of Mr. Boyd is 2900 Golf Road, Rolling Meadows, Illinois 60008; that of Mr. Cook is 600 Atlantic Avenue, Boston, MA 02210; that of Mr. Hacker is P.O. Box 66100, Chicago, IL 60666; that of Ms. Kelly is Three First National Plaza, Chicago, Illinois 60602; that of Mr. Morley is 20 North Wacker Drive, Suite 2275, Chicago, Illinois 60606; that of Mr. Nelson is Department of Economics, University of Washington, Seattle, Washington 98195; that of Mr. Theobald is Suite 3300, 222 West Adams Street, Chicago, IL 60606; and that of the officers is One South Wacker Drive, Chicago, Illinois 60606.

     Officers and trustees affiliated with the Adviser serve without any compensation from Institutional Trust. In compensation for their services to Institutional Trust, trustees who are not "interested persons" of Institutional Trust or the Adviser are paid an annual retainer of $8,000 (divided equally among the series of Institutional Trust) plus an attendance fee from each series for each meeting of the Board or standing committee thereof attended at which business for the series is conducted. The attendance fees (other than for a Nominating Committee meeting) are based on each series' net assets as of the preceding December 31. For a series with net assets of less than $50 million, the fee is $50 per meeting; with $51 to $250 million, the fee is $200 per meeting; with $251 million to $500 million, $350; with $501 million to $750 million, $500; with $751 million to $1 billion, $650; and with over $1 billion in net assets, $800. For Institutional High Yield Fund and any other series of Institutional Trust participating in the master fund/feeder fund structure, the trustees' attendance fee is paid solely by the master portfolio. Each non-interested trustee also receives $500 from Institutional Trust for attending each meeting of the Nominating Committee. Institutional Trust has no retirement or pension plan. The following table sets forth compensation paid to the trustees by the Stein Roe Fund complex during the year ended June 30, 1996:

                      Total Compensation from
Name of Trustee      the Stein Roe Fund Complex*
------------------   ---------------------------
Timothy K. Armour               -0-
Lindsay Cook                    -0-
Douglas A. Hacker               -0-
Thomas C. Theobald              -0-
Kenneth L. Block            $82,417
William W. Boyd              86,317
Francis W. Morley            82,017
Charles R. Nelson            86,317
Gordon R. Worley             82,817
_______________
 * During this period, the Stein Roe Fund Complex consisted of the six series of Income Trust, four series of Stein Roe Municipal Trust, eight series of Stein Roe Investment Trust, and one series of Base Trust. Messrs. Hacker and Theobald were elected trustees of those Trusts on June 18, 1996, and, therefore, did not receive any compensation for the year ended June 30, 1996. Mr. Worley retired as a trustee on December 31, 1996; and Ms. Kelly became a trustee on January 1, 1997.


                    PRINCIPAL SHAREHOLDERS


     As of the date of this Statement of Additional Information, Institutional High Yield Fund had only one shareholder, Stein
Roe & Farnham Incorporated, which held 10,000 shares.


                INVESTMENT ADVISORY SERVICES

     Stein Roe & Farnham Incorporated provides administrative services to Institutional High Yield Fund and High Yield Portfolio and portfolio management services to High Yield Portfolio. The Adviser is a wholly owned subsidiary of SteinRoe Services Inc. ("SSI"), Institutional High Yield Funds' transfer agent, which is a wholly owned subsidiary of Liberty Financial Companies, Inc. ("Liberty Financial"), which is a majority owned subsidiary of LFC Holdings, Inc., which is a wholly owned subsidiary of Liberty Mutual Equity Corporation, which is a wholly owned subsidiary of Liberty Mutual Insurance Company. Liberty Mutual Insurance Company is a mutual insurance company, principally in the property/casualty insurance field, organized under the laws of Massachusetts in 1912.


     The directors of the Adviser are Kenneth R. Leibler, Harold
W. Cogger, C. Allen Merritt, Jr., Timothy K. Armour, and Hans P. Ziegler. Mr. Leibler is President and Chief Executive Officer of Liberty Financial; Mr. Cogger is Executive Vice President of Liberty Financial; Mr. Merritt is Senior Vice President and Treasurer of Liberty Financial; Mr. Armour is President of the Adviser's Mutual Funds division; and Mr. Ziegler is Chief Executive Officer of the Adviser. The business address of Messrs. Leibler, Cogger, and Merritt is Federal Reserve Plaza, Boston, Massachusetts 02210; and that of Messrs. Armour, and Ziegler is One South Wacker Drive, Chicago, Illinois 60606.


     The Adviser and its predecessor have been providing investment advisory services since 1932. The Adviser acts as investment adviser to wealthy individuals, trustees, pension and profit sharing plans, charitable organizations, and other institutional investors. As of June 30, 1996, the Adviser managed over $24.7 billion in assets: over $7.4 billion in equities and over $17.3 billion in fixed-income securities (including $1.2 billion in municipal securities). The $24.7 billion in managed assets included over $7 billion held by open-end mutual funds managed by the Adviser (approximately 16% of the mutual fund assets were held by clients of the Adviser). These mutual funds were owned by over 189,000 shareholders. The $7 billion in mutual fund assets included over $660 million in over 38,000 IRA accounts. In managing those assets, the Adviser utilizes a proprietary computer-based information system that maintains and regularly updates information for approximately 6,500 companies. The Adviser also monitors over 1,400 issues via a proprietary credit analysis system. At June 30, 1996, the Adviser employed approximately 16 research analysts and 32 account managers. The average investment-related experience of these individuals was 20 years.

     Please refer to the description of the Adviser, the management and administrative agreements, fees, expense limitations, and transfer agency services under Management and Fee Table in the Prospectus, which is incorporated herein by reference.

     The Adviser provides office space and executive and other personnel to Institutional High Yield Fund and bears any sales or promotional expenses. Institutional High Yield Fund pays all expenses other than those paid by the Adviser, including but not limited to printing and postage charges and securities registration and custodian fees and expenses incidental to its organization.


     Institutional High Yield Fund's administrative agreement provides that the Adviser shall reimburse the Fund to the extent that its total annual expenses (including fees paid to the Adviser, but excluding taxes, interest, brokers' commissions and other normal charges incident to the purchase and sale of portfolio securities, and expenses of litigation to the extent permitted under applicable state law) exceed the applicable limits prescribed by any state in which shares of Institutional High Yield Fund are being offered for sale to the public; however, such reimbursement for any fiscal year will not exceed the amount of the fees paid by Institutional High Yield Fund under that agreement for such year. In addition, in the interest of further limiting Institutional High Yield Fund's expenses, the Adviser may voluntarily waive its management fee and/or absorb certain its expenses, as described in the Prospectus under Fee Table. Any such reimbursements will enhance the yield of the Fund.


     High Yield Portfolio's management agreement provides that neither the Adviser nor any of its directors, officers, stockholders (or partners of stockholders), agents, or employees shall have any liability to Base Trust or any shareholder of High Yield Portfolio for any error of judgment, mistake of law or any loss arising out of any investment, or for any other act or omission in the performance by the Adviser of its duties under the agreement, except for liability resulting from willful misfeasance, bad faith or gross negligence on the Adviser's part in the performance of its duties or from reckless disregard by the Adviser of the Adviser's obligations and duties under that agreement.

     Any expenses that are attributable solely to the organization, operation, or business of Institutional High Yield
Fund shall be paid solely out of that Fund's assets. Any expenses incurred by Institutional Trust that are not solely attributable to a particular Fund are apportioned in such manner as the Adviser determines is fair and appropriate, unless otherwise specified by the Board of Trustees.

                        DISTRIBUTOR

     Shares of Institutional High Yield Fund are distributed by Liberty Securities Corporation ("LSC"), under a Distribution Agreement as described under Management in the Prospectus, which is incorporated herein by reference. The Distribution Agreement continues in effect from year to year, provided such continuance is approved annually (i) by a majority of the trustees or by a majority of the outstanding voting securities of Institutional Trust, and (ii) by a majority of the trustees who are not parties to the Agreement or interested persons of any such party. Institutional Trust has agreed to pay all expenses in connection with registration of its shares with the Securities and Exchange Commission and auditing and filing fees in connection with registration of its shares under the various state blue sky laws and assumes the cost of preparation of prospectuses and other expenses.

     As agent, LSC offers shares of Institutional High Yield Fund to investors in states where the shares are qualified for sale, at net asset value, without sales commissions or other sales load to the investor. No sales commission or "12b-1" payment is paid by Institutional High Yield Fund. LSC offers Institutional High Yield Fund's shares only on a best-efforts basis.

                     TRANSFER AGENT

     SSI performs certain transfer agency services for Institutional Trust, as described under Management in the Prospectus. For performing these services, SSI receives from Institutional High Yield Fund a fee based on an annual rate of
 .05 of 1% of average daily net assets of Institutional High Yield Fund. The Board of Trustees believes the charges by SSI are comparable to those of other companies performing similar services. (See Investment Advisory Services.)

                         CUSTODIAN

     State Street Bank and Trust Company (the "Bank"), 225 Franklin Street, Boston, Massachusetts 02101, is the custodian for Institutional Trust and Base Trust. It is responsible for holding all securities and cash, receiving and paying for securities purchased, delivering against payment securities sold, receiving and collecting income from investments, making all payments covering expenses, and performing other administrative duties, all as directed by authorized persons. The custodian does not exercise any supervisory function in such matters as purchase and sale of portfolio securities, payment of dividends, or payment of expenses.

     Portfolio securities purchased in the U.S. are maintained in the custody of the Bank or of other domestic banks or depositories. Portfolio securities purchased outside of the U.S. are maintained in the custody of foreign banks and trust companies that are members of the Bank's Global Custody Network, and foreign depositories ("foreign sub-custodians"). Each of the domestic and foreign custodial institutions holding portfolio securities has been approved by the Board of Trustees in accordance with regulations under the Investment Company Act of 1940.

     Each Board of Trustees reviews, at least annually, whether it is in the best interest of Institutional High Yield Fund, High Yield Portfolio, and their shareholders to maintain assets in each custodial institution. However, with respect to foreign sub-custodians, there can be no assurance that it, and the value of its shares, will not be adversely affected by acts of foreign governments, financial or operational difficulties of the foreign sub-custodians, difficulties and costs of obtaining jurisdiction over, or enforcing judgments against, the foreign sub-custodians, or application of foreign law to the foreign sub-custodial arrangements. Accordingly, an investor should recognize that the non-investment risks involved in holding assets abroad are greater than those associated with investing in the United States.

     Institutional High Yield Fund and High Yield Portfolio may invest in obligations of the custodian and may purchase or sell securities from or to the custodian.

                   INDEPENDENT AUDITORS

     The independent auditors for Institutional Trust and High Yield Portfolio are Ernst & Young LLP, 233 South Wacker Drive, Chicago, Illinois 60606. The independent auditors audit and report on the annual financial statements, review certain regulatory reports and the federal income tax returns, and perform other professional accounting, auditing, tax and advisory services when engaged to do so by the applicable Trust.

                  PORTFOLIO TRANSACTIONS

     The Adviser places the orders for the purchase and sale of portfolio securities and options and futures contracts for High Yield Portfolio. Purchases and sales of portfolio securities are ordinarily transacted with the issuer or with a primary market maker acting as principal or agent for the securities on a net basis, with no brokerage commission being paid by High Yield Portfolio. Transactions placed through dealers reflect the spread between the bid and asked prices. Occasionally, High Yield Portfolio may make purchases of underwritten issues at prices that include underwriting discounts or selling concessions.

     The Adviser's overriding objective in effecting portfolio transactions is to seek to obtain the best combination of price and execution. The best net price, giving effect to transaction charges, if any, and other costs, normally is an important factor in this decision, but a number of other judgmental factors may also enter into the decision. These include: the Adviser's knowledge of current transaction costs; the nature of the security being traded; the size of the transaction; the desired timing of the trade; the activity existing and expected in the market for the particular security; confidentiality; the execution, clearance and settlement capabilities of the broker or dealer selected and others that are considered; the Adviser's knowledge of the financial stability of the broker or dealer selected and such other brokers or dealers; and the Adviser's knowledge of actual or apparent operational problems of any broker or dealer. Recognizing the value of these factors, High Yield Portfolio may incur a transaction charge in excess of that which another broker or dealer may have charged for effecting the same transaction. Evaluations of the reasonableness of the costs of portfolio transactions, based on the foregoing factors, are made on an ongoing basis by the Adviser's staff and reports are made annually to the Board of Trustees.

     With respect to issues of securities involving brokerage commissions, when more than one broker or dealer is believed to be capable of providing the best combination of price and execution with respect to a particular portfolio transaction for High Yield Portfolio, the Adviser often selects a broker or dealer that has furnished it with research products or services such as research reports, subscriptions to financial publications and research compilations, compilations of securities prices, earnings, dividends and similar data, and computer databases, quotation equipment and services, research-oriented computer software and services, and services of economic and other consultants. Selection of brokers or dealers is not made pursuant to an agreement or understanding with any of the brokers or dealers; however, the Adviser uses an internal allocation procedure to identify those brokers or dealers who provide it with research products or services and the amount of research products or services they provide, and endeavors to direct sufficient commissions generated by its clients' accounts in the aggregate, including High Yield Portfolio, to such brokers or dealers to ensure the continued receipt of research products or services the Adviser feels are useful. In certain instances, the Adviser receives from brokers and dealers products or services which are used both as investment research and for administrative, marketing, or other non-research purposes. In such instances, the Adviser makes a good faith effort to determine the relative proportions of such products or services which may be considered as investment research. The portion of the costs of such products or services attributable to research usage may be defrayed by the Adviser (without prior agreement or understanding, as noted above) through brokerage commissions generated by transactions of clients (including High Yield Portfolio), while the portion of the costs attributable to non-research usage of such products or services is paid by the Adviser in cash. No person acting on behalf of High Yield Portfolio is authorized, in recognition of the value of research products or services, to pay a price in excess of that which another broker or dealer might have charged for effecting the same transaction. Research products or services furnished by brokers and dealers through whom transactions are effected may be used in servicing any or all of the clients of the Adviser and not all such research products or services are used in connection with the management of High Yield Portfolio.

     The Board has reviewed the legal developments pertaining to and the practicability of attempting to recapture underwriting discounts or selling concessions when portfolio securities are purchased in underwritten offerings. The Board has been advised by counsel that recapture by a mutual fund currently is not permitted under the Rules of Fair Practice of the National Association of Securities Dealers ("NASD").

             ADDITIONAL INCOME TAX CONSIDERATIONS

     Institutional High Yield Fund and High Yield Portfolio intend to comply with the special provisions of the Internal
Revenue Code that relieve it of federal income tax to the extent of its net investment income and capital gains currently distributed to shareholders.

     Because capital gain distributions reduce net asset value, if a shareholder purchases shares shortly before a record date, he will, in effect, receive a return of a portion of his investment in such distribution. The distribution would nonetheless be taxable to him, even if the net asset value of shares were reduced below his cost. However, for federal income tax purposes the shareholder's original cost would continue as his tax basis.

     Institutional High Yield Fund expects that none of its dividends will qualify for the deduction for dividends received by corporate shareholders.

               INVESTMENT PERFORMANCE

     Institutional High Yield Fund may quote yield figures from time to time. "Yield" is computed by dividing the net investment income per share earned during a 30-day period (using the average number of shares entitled to receive dividends) by the net asset value per share on the last day of the period.
The Yield formula provides for semiannual compounding which assumes that net investment income is earned and reinvested at a constant rate and annualized at the end of a six-month period. For a given period, an "Average Annual Total Return" may be computed by finding the average annual compounded rate that would equate a hypothetical initial amount invested of $1,000 to the ending redeemable value.

                                                         6
The Yield formula is as follows:  YIELD = 2[((a-b/cd) +1)  -1].

 Where:  a  =  dividends and interest earned during the period
            . (For this purpose, the Fund will recalculate the yield to maturity based on market value of each portfolio security on each business day on which net asset value is calculated.)
         b  =  expenses accrued for the period (net of
               reimbursements).
         c  =  the average daily number of shares outstanding
               during the period that were entitled to receive
               dividends.
         d  =  the ending net asset value of Institutional High
               Yield Fund for the period.
                  _____________________

      Institutional High Yield Fund may quote total return figures from time to time. A "Total Return" on a per share basis is the amount of dividends received per share plus or minus the change in the net asset value per share for a period.
A "Total Return Percentage" may be calculated by dividing the value of a share at the end of a period (including reinvestment of distributions) by the value of the share at the beginning of the period and subtracting one.
                                                                n
Average Annual Total Return is computed as follows: ERV = P(1+T)

 Where:   P  =  a hypothetical initial payment of $1,000
          T  =  average annual total return
          n  =  number of years
        ERV = ending redeemable value of a hypothetical $1,000 payment made at the beginning of the period at the end of the period (or fractional portion thereof).

     Investment performance figures assume reinvestment of all dividends and distributions and do not take into account any federal, state, or local income taxes which shareholders must pay on a current basis. They are not necessarily indicative of future results. The performance of Institutional High Yield Fund is a result of conditions in the securities markets, portfolio management, and operating expenses. Although investment performance information is useful in reviewing Institutional High Yield Fund's performance and in providing some basis for comparison with other investment alternatives, it should not be used for comparison with other investments using different reinvestment assumptions or time periods.

     In advertising and sales literature, Institutional High Yield Fund may compare its yield and performance with that of other mutual funds, indexes or averages of other mutual funds, indexes of related financial assets or data, and other competing investment and deposit products available from or through other financial institutions. The composition of these indexes or averages differs from that of Institutional High Yield. Comparison of Institutional High Yield Fund to an alternative investment should be made with consideration of differences in features and expected performance.

     All of the indexes and averages noted below will be obtained from the indicated sources or reporting services, which Institutional Trust believes to be generally accurate. Institutional High Yield Fund may also note its mention in newspapers, magazines, or other media from time to time. However, Institutional Trust assumes no responsibility for the accuracy of such data. Newspapers and magazines that might mention Institutional High Yield Fund include, but are not limited to, the following:

Architectural Digest
Arizona Republic
Atlanta Constitution
Associated Press
Barron's
Bloomberg
Boston Herald
Business Week
Chicago Tribune
Chicago Sun-Times
Cleveland Plain Dealer
CNBC
CNN
Crain's Chicago Business
Consumer Reports
Consumer Digest
Dow Jones Newswire
Fee Advisor
Financial Planning
Financial World
Forbes
Fortune
Fund Action
Fund Decoder
Gourmet
Individual Investor
Investment Adviser
Investment Dealers' Digest
Investor's Business Daily
Kiplinger's Personal Finance Magazine
Knight-Ridder
Lipper Analytical Services
Los Angeles Times
Louis Rukeyser's Wall Street
Money
Morningstar
Mutual Fund Market News
Mutual Fund News Service
Mutual Funds Magazine
Newsweek
The New York Times
No-Load Fund Investor
Pension World
Pensions and Investment
Personal Investor
Physicians Financial News
Jane Bryant Quinn (syndicated column)
The San Francisco Chronicle
Securities Industry Daily
Smart Money
Smithsonian
Strategic Insight
Time
Travel & Leisure
USA Today
U.S. News & World Report
Value Line
The Wall Street Journal
The Washington Post
Working Women
Worth
Your Money

     Institutional High Yield Fund may compare its performance to the Consumer Price Index (All Urban), a widely-recognized measure of inflation.

     The performance of Institutional High Yield Fund may be compared to the following as indicated below:

          CS First Boston High Yield Index
          ICD High Yield Index
          Lehman High Yield Bond Index
          Lehman High Yield Corporate Bond Index
          Merrill Lynch High-Yield Master Index
          Morningstar Corporate Bond (General) Average
          Salomon Brothers Extended High Yield Market Index
          Salomon Brothers High Yield Market Index

     The Lipper and Morningstar averages are unweighted averages of total return performance of mutual funds as classified, calculated, and published by these independent services that monitor the performance of mutual funds. Institutional High Yield Fund may also use comparative performance as computed in a ranking by these services or category averages and rankings provided by another independent service. Should these services reclassify Institutional High Yield Fund to a different category or develop (and place it into) a new category, it may compare its performance or rank against other funds in the newly-assigned category (or the average of such category) as published by the service.

     In advertising and sales literature, Institutional High Yield Fund may also cite its rating, recognition, or other mention by Morningstar or any other entity. Morningstar's rating system is based on risk-adjusted total return performance and is expressed in a star-rating format. The risk-adjusted number is computed by subtracting Institutional High Yield Fund's risk score (which is a function of the Fund's monthly returns less the 3-month T-bill return) from its load-adjusted total return score. This numerical score is then translated into rating categories, with the top 10% labeled five star, the next 22.5% labeled four star, the next 35% labeled three star, the next 22.5% labeled two star, and the bottom 10% one star. A high rating reflects either above-average returns or below-average risk, or both.

     Of course, past performance is not indicative of future
results.
                      ____________________

     To illustrate the historical returns on various types of financial assets, Institutional High Yield Fund may use historical data provided by Ibbotson Associates, Inc. ("Ibbotson"), a Chicago-based investment firm. Ibbotson constructs (or obtains) very long-term (since 1926) total return data (including, for example, total return indexes, total return percentages, average annual total returns and standard deviations of such returns) for the following asset types:

            Common stocks
            Small company stocks
            Long-term corporate bonds
            Long-term government bonds
            Intermediate-term government bonds
            U.S. Treasury bills
            Consumer Price Index
                     ____________________

     Institutional High Yield Fund may also use hypothetical returns to be used as an example in a mix of asset allocation strategies. One such example is reflected in the chart below, which shows the effect of tax deferral on a hypothetical investment. This chart assumes that an investor invested $2,000 a year on January 1, for any specified period, in both a Tax-Deferred Investment and a Taxable Investment, that both investments earn either 6%, 8% or 10% compounded annually, and that the investor withdrew the entire amount at the end of the period. (A tax rate of 39.6% is applied annually to the Taxable Investment and on the withdrawal of earnings on the Tax-Deferred Investment.)

                   TAX-DEFERRED INVESTMENT VS. TAXABLE INVESTMENT

INTEREST RATE     6%     8%        10%        6%          8%        10%
Compounding
Years           Tax-Deferred Investment          Taxable Investment
30          $124,992  $171,554   $242,340  $109,197   $135,346   $168,852
25            90,053   115,177    150,484    82,067     97,780    117,014
20            62,943    75,543     91,947    59,362     68,109     78,351
15            41,684    47,304     54,099    40,358     44,675     49,514
10            24,797    26,820     29,098    24,453     26,165     28,006
5             11,178    11,613     12,072    11,141     11,546     11,965
1              2,072     2,096      2,121     2,072      2,096      2,121

     Average Life Calculations. From time to time, Institutional High Yield Fund may quote an average life figure for its portfolio. Average life is the weighted average period over which the Adviser expects the principal to be paid, and differs from stated maturity in that it estimates the effect of expected principal prepayments and call provisions. With respect to GNMA securities and other mortgage-backed securities, average life is likely to be substantially less than the stated maturity of the mortgages in the underlying pools. With respect to obligations with call provisions, average life is typically the next call date on which the obligation reasonably may be expected to be called. Securities without prepayment or call provisions generally have an average life equal to their stated maturity.

     Dollar Cost Averaging. Dollar cost averaging is an investment strategy that requires investing a fixed amount of money in Fund shares at set intervals. This allows you to purchase more shares when prices are low and fewer shares when prices are high. Over time, this tends to lower your average cost per share.

     Like any investment strategy, dollar cost averaging can't guarantee a profit or protect against losses in a steadily declining market. Dollar cost averaging involves uninterrupted investing regardless of share price and therefore may not be appropriate for every investor.

                       BALANCE SEET

          Stein Roe Institutional High Yield Fund
                   Statement of Net Assets
                      December 12, 1996

Assets:
    Cash                               $100,000
    Unamortized organization costs       50,000
                                       --------
        Total Assets                    150,000
                                       ========

Liabilities:
    Payable to the Adviser for
      organization costs incurred        50,000

Capital
    Paid in Capital (net assets)        100,000
                                       --------

        Total Liabilities and Capital  $150,000
                                       ========
Shares Outstanding (Unlimited number
   authorized)                           10,000
                                       ========
Net Asset Value (Capital) Per Share     $ 10.00
                                       ========

             NOTES TO STATEMENT OF NET ASSETS

Note 1.  Organization:

Stein Roe Institutional High Yield Fund (the "Fund") is a separate series of the Stein Roe Institutional Trust (the "Trust"), an open-end diversified management investment company organized as a Massachusetts business trust. The Fund will invest all of its net investable assets in SR&F High Yield Portfolio (the "Portfolio"), a separate series of the SR&F Base Trust. The Fund is inactive except for matters relating to its organization and registration as an open-end investment company under the Investment Company Act of 1940, and the sale of 10,000 shares of the Fund for $100,000 to Stein Roe & Farnham Incorporated (the "Adviser"), an indirect wholly owned subsidiary of Liberty Financial Companies, Inc. Organization costs will be amortized on a straight-line basis against income over various periods of up to sixty months from the commencement of public offering by the Fund, depending on the nature of the individual costs.

Note 2.  Transactions with Affiliates:

Upon commencement of investment operations, the Adviser will receive a management fee from the Portfolio computed and accrued daily, at an annual rate of 0.500% of the first $500 million of daily net assets and 0.475% thereafter. The Adviser will also receive an administrative fee from the Fund, computed and accrued daily, at an annual rate of 0.150% of the first $500 million of daily net assets and 0.125% thereafter.

              REPORT OF INDEPENDENT AUDITORS


The Board of Trustees
Stein Roe Institutional Trust


We have audited the accompanying statement of net assets of Stein Roe Institutional High Yield Fund, a series of Stein
Roe Institutional Trust, as of December 12, 1996. This statement of net assets is the responsibility of the Fund's management. Our responsibility is to express an opinion on this statement of net assets based on our audit.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the statement of net assets is free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the statement of net assets. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall statement of net assets presentation. We believe that our audit of the statement of net assets provides a reasonable basis for our opinion.

In our opinion, the statement of net assets referred to above presents fairly, in all material respects, the financial position of Stein Roe Institutional High Yield Fund at
December 12, 1996, in conformity with generally accepted accounting principles.

                                       ERNST & YOUNG LLP

Chicago, Illinois
December 12, 1996

PART C. OTHER INFORMATION

ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS.

(a) 1. Financial statements included in Part A of this Registration Statement: None.

    2.  Financial statements included in Part B of this Registration
        Statement:
        (a)  Balance sheet as of December 12 1996.
        (b)  Report of independent auditors.

(b) Exhibits:

    1. Agreement and Declaration of Trust. (Incorporated by reference to Exhibit 1 to Registrant's Registration Statement on Form N-1A, No. 333-13331.)
    2.  By-Laws of Registrant as amended on October 30, 1997.
    3.  None.
    4.  None.
    5.  None.
    6. Form of underwriting agreement between Registrant and Liberty Securities Corporation.
    7.  None.
    8. Form of custodian contract between Registrant and State Street Bank and Trust Company.
    9. (a) Form of transfer agency agreement between Registrant and Stein Roe Services Inc.
        (b) Administrative agreement between Registrant and Stein Roe & Farnham Incorporated dated December 12, 1996.
        (c) Accounting and bookkeeping agreement between Regis-trant and Stein Roe & Farnham Incorporated dated December 12, 1996..
   10.  Opinion and consent of Bell, Boyd & Lloyd.
   11.  Consent of Ernst & Young LLP.
   12.  None.
   13.  Subscription agreement.
   14.  None.
   15.  None.
   16.  Inapplicable.
   17.  Inapplicable.
   18.  Inapplicable.

ITEM 25.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH
          REGISTRANT.

The Registrant does not consider that it is directly or indirectly controlling, controlled by, or under common control with other persons within the meaning of this Item. See "Investment Advisory Services," "Management," and "Transfer Agent" in the Statement of Additional Information, each of which is incorporated herein by reference.

ITEM 26.  NUMBER OF HOLDERS OF SECURITIES.

                                         Number of Record Holders
   Title of Series                       as of December 12, 1996
   ---------------                       -----------------------
Stein Roe Institutional High Yield Fund             1


ITEM 27.  INDEMNIFICATION.

Article VIII of the Agreement and Declaration of Trust of Registrant (Exhibit 1), which Article is incorporated herein by reference, provides that Registrant shall provide indemnification of its trustees and officers (including persons who serve or have served at Registrant's request as directors, officers, or trustees of another organization in which Registrant has any interest as a shareholder, creditor or otherwise) ("Covered Persons") under specified circumstances.

Section 17(h) of the Investment Company Act of 1940 ("1940 Act") provides that neither the Agreement and Declaration of Trust nor the By-Laws of Registrant, nor any other instrument pursuant to which Registrant is organized or administered, shall contain any provision which protects or purports to protect any trustee or officer of Registrant against any liability to Registrant or its shareholders to which he would otherwise be subject by reason of wilful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office. In accordance with Section 17(h) of the 1940 Act, Article VIII shall not protect any person against any liability to Registrant or its shareholders to which he would otherwise be subject by reason of wilful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office.

Unless otherwise permitted under the 1940 Act,

     (i) Article VIII does not protect any person against any liability to Registrant or to its shareholders to which he would otherwise be subject by reason of wilful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office;

     (ii) in the absence of a final decision on the merits by a court or other body before whom a proceeding was brought that a Covered Person was not liable to the Registrant or its shareholders by reason of wilful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office, indemnification is permitted under Article VIII if (a) approved as in the best interest of the Registrant, after notice that it involves such indemnification, by at least a majority of the Trustees who are disinterested persons are not "interested persons" as defined in Section 2(a)(19) of the 1940 Act ("disinterested trustees"), upon determination, based upon a review of readily available facts (but not a full trial-type inquiry) that such Covered Person is not liable to the Registrant or its shareholders by reason of wilful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of such Covered Person's office or (b) there has been obtained a opinion in writing of independent legal counsel, based upon a review of readily available facts (but not a full trial-type inquiry) to the effect that such indemnification would not protect such Covered Person against any liability to the Trust to which such Covered Person would otherwise be subject by reason of wilful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office; and

     (iii) Registrant will not advance expenses, including counsel fees(but excluding amounts paid in satisfaction of judgments, in compromise or as fines or penalties), incurred by a Covered Person unless Registrant receives an undertaking by or on behalf of the Covered Person to repay the advance if it is ultimately determined that indemnification of such expenses is not authorized by Article
VII and (a) the Covered Person provides security for his undertaking, or (b) Registrant is insured against losses arising by reason of such Covered Person's failure to fulfill his undertaking, or (c) a majority of the disinterested trustees of Registrant or an independent legal counsel as expressed in a written opinion, determine, based on a review of readily available facts (as opposed to a full trial-type inquiry), that there is reason to believe that the Covered Person ultimately will be found entitled to indemnification.

Any approval of indemnification pursuant to Article VIII does not prevent the recovery from any Covered Person of any amount paid to such Covered Person in accordance with Article VIII as indemnification if such Covered Person is subsequently adjudicated by a court of competent jurisdiction to have been liable to the Trust or its shareholders by reason of wilful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of such Covered Person's office.

Article VIII also provides that its indemnification provisions are not exclusive.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers, and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a trustee, officer, or controlling person of Registrant in the successful defense of any action, suit, or proceeding) is asserted by such trustee, officer, or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Registrant, its trustees and officers, its investment adviser, the other investment companies advised by the adviser, and persons affiliated with them are insured against certain expenses in connection with the defense of actions, suits, or proceedings, and certain liabilities that might be imposed as a result of such actions, suits, or proceedings. Registrant will not pay any portion of the premiums for coverage under such insurance that would (1) protect any trustee or officer against any liability to Registrant or its shareholders to which he would otherwise be subject by reason of wilful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office or (2) protect its investment adviser or principal underwriter, if any, against any liability to Registrant or its shareholders to which such person would otherwise be subject by reason of wilful misfeasance, bad faith, or gross negligence, in the performance of its duties, or by reason of its reckless disregard of its duties and obligations under its contract or agreement with the Registrant; for this purpose the Registrant will rely on an allocation of premiums determined by the insurance company.

Registrant expects to enter into an indemnification agreement among Registrant, its transfer agent and its investment adviser pursuant to which Registrant, its trustees, officers and employees, its transfer agent and the transfer agent's directors, officers and employees are indemnified by Registrant's investment adviser against any and all losses, liabilities, damages, claims and expenses arising out of any act or omission of Registrant or its transfer agent performed in conformity with a request of the investment adviser that the transfer agent and Registrant deviate from their normal procedures in connection with the issue, redemption or transfer of shares for a client of the investment adviser.

Registrant, its trustees, officers, employees and representatives and each person, if any, who controls the Registrant within the meaning of Section 15 of the Securities Act of 1933 are indemnified by the distributor of Registrant's shares (the "distributor"), pursuant to the terms of the distribution agreement, which governs the distribution of Registrant's shares, against any and all losses, liabilities, damages, claims and expenses arising out of the acquisition of any shares of the Registrant by any person which (i) may be based upon any wrongful act by the distributor or any of the distributor's directors, officers, employees or representatives or (ii) may be based upon any untrue or alleged untrue statement of a material fact contained in a registration statement, prospectus, statement of additional information, shareholder report or other information covering shares of the Registrant filed or made public by the Registrant or any amendment thereof or supplement thereto or the omission or alleged omission to state therein a material fact required to be stated therein or necessary to make the statement therein not misleading if such statement or omission was made in reliance upon information furnished to the Registrant by the distributor in writing. In no case does the distributor's indemnity indemnify an indemnified party against any liability to which such indemnified party would otherwise be subject by reason of wilful misfeasance, bad faith, or negligence in the performance of its or his duties or by reason of its or his reckless disregard of its or his obligations and duties under the distribution agreement.


ITEM 28.  BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER.

The Adviser is a wholly-owned subsidiary of SteinRoe Services Inc. ("SSI"), which in turn is a wholly-owned subsidiary of Liberty Financial Companies, Inc., which is a majority owned subsidiary of LFC Holdings, Inc., which in turn is a subsidiary of Liberty Mutual Equity Corporation, which in turn is a subsidiary of Liberty Mutual Insurance Company. The Adviser acts as investment adviser to individuals, trustees, pension and profit-sharing plans, charitable organizations, and other investors. In addition to Registrant, it also acts as investment adviser to other investment companies having different investment policies.

For a two-year business history of officers and directors of the Adviser, please refer to the Form ADV of Stein Roe & Farnham Incorporated and to the section of the statement of additional information (part B) entitled "Investment Advisory Services."

Certain directors and officers of the Adviser also serve and have during the past two years served in various capacities as officers, directors, or trustees of SSI and of the Registrant, Stein Roe Investment Trust, Stein Roe Municipal Trust, SR&F Base Trust, Stein Roe Income Trust, Stein Roe Advisor Trust,
Stein Roe Trust, SteinRoe Variable Investment Trust and LFC Utilities Trust, investment companies managed by the Adviser. (The listed entities are located at One South Wacker Drive, Chicago, Illinois 60606, except for SteinRoe Variable Investment Trust, which is located at Federal Reserve Plaza, Boston, MA 02210 and LFC Utilities Trust, which is located at One Financial Center, Boston, MA 02111.)
A list of such capacities is given below.

                                                    POSITION FORMERLY
                                                    HELD WITHIN
                      CURRENT POSITION              PAST TWO YEARS
                      -------------------           --------------
STEINROE SERVICES INC.
Gary A. Anetsberger   Vice President
Timothy K. Armour     Vice President
Jilaine Hummel Bauer  Vice President; Secretary
Kenneth J. Kozanda    Vice President; Treasurer
Kenneth R. Leibler    Director
C. Allen Merritt, Jr. Director; Vice President
Hans P. Ziegler       Director, President,          Vice Chairman
                       Chairman

SR&F BASE TRUST
Gary A. Anetsberger   Senior Vice-President         Controller
Timothy K. Armour     President; Trustee
Jilaine Hummel Bauer  Executive Vice-President;
                        Secretary                   Vice-President
Ann H. Benjamin                                     Vice-President
Michael T. Kennedy                                  Vice-President
Lynn C. Maddox                                      Vice-President
Jane M. Naeseth                                     Vice-President
Thomas P. Sorbo                                     Vice-President
Hans P. Ziegler       Executive Vice-President

STEIN ROE INCOME TRUST
Gary A. Anetsberger   Senior Vice-President         Controller
Timothy K. Armour     President; Trustee
Jilaine Hummel Bauer  Executive V-P; Secretary      Vice-President
Ann H. Benjamin       Vice-President
Thomas W. Butch       Vice-President
Philip J. Crosley     Vice-President
Michael T. Kennedy    Vice-President
Steven P. Luetger     Vice-President
Lynn C. Maddox        Vice-President
Anne E. Marcel        Vice-President
Jane M. Naeseth       Vice-President
Thomas P. Sorbo       Vice-President
Hans P. Ziegler       Executive Vice-President

STEIN ROE INVESTMENT TRUST
Gary A. Anetsberger   Senior Vice-President         Controller
Timothy K. Armour     President; Trustee
Jilaine Hummel Bauer  Executive V-P; Secretary      Vice-President
Bruno Bertocci        Vice-President
David P. Brady        Vice-President
Thomas W. Butch       Vice-President
Daniel K. Cantor      Vice-President
Philip J. Crosley     Vice-President
E. Bruce Dunn         Vice-President
Erik P. Gustafson     Vice-President
David P. Harris       Vice-President
Harvey B. Hirschhorn  Vice-President
Alfred F. Kugel                                     Trustee
Eric S. Maddix        Vice-President
Lynn C. Maddox        Vice-President
Anne E. Marcel        Vice-President
Richard B. Peterson   Vice-President
Gloria J. Santella    Vice-President
Thomas P. Sorbo       Vice-President
Hans P. Ziegler       Executive Vice-President

STEIN ROE MUNICIPAL TRUST
Gary A. Anetsberger   Senior Vice-President         Controller
Timothy K. Armour     President; Trustee
Jilaine Hummel Bauer  Executive V-P; Secretary      Vice-President
Thomas W. Butch       Vice-President
Joanne T. Costopoulos Vice-President
Philip J. Crosley     Vice-President
Lynn C. Maddox        Vice-President
Anne E. Marcel        Vice-President
M. Jane McCart        Vice-President
Thomas P. Sorbo       Vice-President
Hans P. Ziegler       Executive Vice-President

STEIN ROE TRUST and STEIN ROE ADVISOR TRUST
Gary A. Anetsberger   Senior Vice-President
Timothy K. Armour     President; Trustee
Jilaine Hummel Bauer  Executive V-P; Secretary
Bruno Bertocci        Vice-President
David P. Brady        Vice-President
Thomas W. Butch       Vice-President
Daniel K. Cantor      Vice-President
Philip J. Crosley     Vice-President
E. Bruce Dunn         Vice-President
Erik P. Gustafson     Vice-President
David P. Harris       Vice-President
Harvey B. Hirschhorn  Vice-President
Eric S. Maddix        Vice-President
Lynn C. Maddox        Vice-President
Anne E. Marcel        Vice-President
Richard B. Peterson   Vice-President
Gloria J. Santella    Vice-President
Thomas P. Sorbo       Vice-President
Hans P. Ziegler       Executive Vice-President

STEIN ROE INSTITUTIONAL TRUST
Gary A. Anetsberger   Senior Vice-President
Timothy K. Armour     President; Trustee
Jilaine Hummel Bauer  Executive V-P; Secretary
Ann H. Benjamin       Vice-President
Thomas W. Butch       Vice-President
Philip J. Crosley     Vice-President
Michael T. Kennedy    Vice-President
Steven P. Luetger     Vice-President
Lynn C. Maddox        Vice-President
Anne E. Marcel        Vice-President
Jane M. Naeseth       Vice-President
Thomas P. Sorbo       Vice-President
Hans P. Ziegler       Executive Vice-President

STEINROE VARIABLE INVESTMENT TRUST
Gary A. Anetsberger   Treasurer
Timothy K. Armour     Vice President
Jilaine Hummel Bauer  Vice President
Ann H. Benjamin       Vice President
E. Bruce Dunn         Vice President
Erik P. Gustafson     Vice President
Harvey B. Hirschhorn  Vice President
Michael T. Kennedy    Vice President
Jane M. Naeseth       Vice President
Richard B. Peterson   Vice President

LFC UTILITIES TRUST
Gary A. Anetsberger   Vice President
Ophelia L. Barsketis  Vice President

ITEM 29.  PRINCIPAL UNDERWRITERS.

Registrant's principal underwriter, Liberty Securities Corporation, is a wholly owned subsidiary of Liberty Investment Services, Inc., a wholly owned subsidiary of Liberty Financial Services, Inc. which, in turn, is a wholly owned subsidiary of Liberty Financial Companies, Inc. Liberty Financial Companies, Inc. is a public corporation whose majority shareholder is LFC Holdings, Inc., a wholly owned subsidiary of Liberty Mutual Equity Corporation. Liberty Mutual Equity Corporation is a wholly owned subsidiary of Liberty Mutual Insurance Company.

Liberty Securities Corporation is principal underwriter for the following investment companies:

Stein Roe Income Trust
Stein Roe Municipal Trust
Stein Roe Investment Trust
Stein Roe Institutional Trust
Stein Roe Advisor Trust

Set forth below is information concerning the directors and officers of Liberty Securities Corporation:
                                                        Positions
                      Positions and Offices             and Offices
Name                    with Underwriter            with Registrant
------------------    --------------------          ---------------
Porter P. Morgan      Chairman of the Board; Director       None
Frank L. Tarantino    President; Chief Operating
                        Officer; Director                   None
Robert L. Spadafora   Executive Vice President -
                        Sales and Marketing                 None
John T. Treece, Jr.   Senior Vice President - Operations    None
John W. Reading       Senior Vice President and
                        Assistant Secretary                 None
Valerie A. Arendell   Senior Vice President - Sales         None
Gerald H. Stanney,    Vice President and Compliance
   Jr.                  Officer (Boston)                    None
Jilaine Hummel Bauer  Vice President and Compliance     Exec. V-P &
                        Officer (Chicago)                Secretary
Timothy K. Armour     Vice President                     President,
                                                         Trustee
Lindsay Cook          Vice President                     Trustee
Ralph E. Nixon        Vice President                        None
Glenn E. Williams     Assistant Vice President              None
Philip J. Iudice      Treasurer                             None
John A. Benning       Secretary                             None
John A. Davenport     Assistant Secretary                   None
C. Allen Merritt, Jr. Assistant Treasurer; Assistant
                        Secretary; Director                 None

The principal business address of Mr. Armour and Ms. Bauer is One
South Wacker Drive, Chicago, IL 60606; that of Mr. Williams is Two Righter Parkway, Wilmington, DE 19803; and that of the other officers is 600 Atlantic Avenue, Boston, MA 02210-2214.

ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS.

          Jilaine Hummel Bauer
          Executive Vice-President and Secretary
          One South Wacker Drive
          Chicago, Illinois  60606

ITEM 31.  MANAGEMENT SERVICES.

None.

ITEM 32.  UNDERTAKINGS.

Registrant hereby undertakes to file a post-effective amendment using financial statements, which need not be certified, within four to six months from the effective date of this Registration
Statement.

                             SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Chicago and State of Illinois on the 16th day of December, 1996.

                                   STEIN ROE INSTITUTIONAL TRUST

                                   By   TIMOTHY K. ARMOUR
                                        Timothy K. Armour
                                        President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

Signature*                     Title                     Date
------------------------    ---------------------   ------------------

TIMOTHY K. ARMOUR            President and Trustee  December 16, 1996
Timothy K. Armour
Principal Executive Officer

GARY A. ANETSBERGER          Senior Vice-President  December 16, 1996
Gary A. Anetsberger
Principal Financial Officer

SHARON R. ROBERTSON          Controller             December 16, 1996
Sharon R. Robertson
Principal Accounting Officer

KENNETH L. BLOCK             Trustee                December 16, 1996
Kenneth L. Block

WILLIAM W. BOYD              Trustee                December 16, 1996
William W. Boyd

LINDSAY COOK                 Trustee                December 16, 1996
Lindsay Cook

DOUGLAS A. HACKER            Trustee                December 16, 1996
Douglas A. Hacker

FRANCIS W. MORLEY            Trustee                December 16, 1996
Francis W. Morley

CHARLES R. NELSON            Trustee                December 16, 1996
Charles R. Nelson

THOMAS C. THEOBALD           Trustee                December 16, 1996
Thomas C. Theobald

GORDON R. WORLEY             Trustee                December 16, 1996
Gordon R. Worley

*This Registration Statement has also been signed by the above persons in their capacities as trustees and officers of SR&F Base
Trust

                 STEIN ROE INSTITUTIONAL TRUST
     INDEX TO EXHIBITS FILED WITH THIS REGISTRATION STATEMENT

Exhibit
Number   Description
-------  -------------

2        By-Laws of Registrant

6        Underwriting agreement

8        Custodian contract

9(a)     Transfer agency agreement

 (b)     Administrative agreement

 (c)     Accounting and bookkeeping agreement

10       Opinion and consent of Bell, Boyd & Lloyd

11       Consent of Ernst & Young LLP

13       Subscription agreement